OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08716

Evergreen Variable Annuity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for nine of its series, Evergreen VA Core Bond Fund, Evergreen VA Diversified Capital Builder Fund, Evergreen VA Diversified Income Builder Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund, for the six months ended June 30, 2009. These series have December 31 fiscal year end.

Date of reporting period: June 30, 2009

Item 1 - Reports to Stockholders.

Evergreen VA Core Bond Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

August 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA Core Bond Fund for the six-month period ended June 30, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April, stocks rallied off their March lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March. International indexes soared for the quarter, as hopes for a “V-shaped” recovery surfaced, particularly in developing regions. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses

2

LETTER TO SHAREHOLDERS continued

and an unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their most recent meeting on June 24, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

In this challenging environment, we continue to emphasize fully diversified strategies, including exposure to international markets, for long-term investors in order to participate in equity market gains while limiting the potential for losses. Periods of economic weakness have previously been accompanied by increases in market volatility, allowing for active managers to typically outperform passive strategies. Therefore, we encourage investors, now as always, to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of June 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Managers:

Robert A. Calhoun, CFA; Parham M. Behrooz, CFA; Todd C. Kuimjian, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 7/31/2002

Class inception date	Class 1 7/31/2002	Class 2 7/31/2002

6-month return	3.06%	3.05%

Average annual return

1-year	-13.20%	-13.28%

5-year	-0.61%	-0.84%

Since portfolio inception	0.74%	0.51%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA Core Bond Fund Class 1 shares versus a similar investment in the Barclays Capital Aggregate Bond Index (BCABI) and the Consumer Price Index (CPI).

The BCABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$1,030.57	$3.42
Class 2	$1,000.00	$1,030.46	$4.68
Hypothetical (5% return before expenses)
Class 1	$1,000.00	$1,021.42	$3.41
Class 2	$1,000.00	$1,020.18	$4.66

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.68% for Class 1 and 0.93% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS 1	Six Months Ended June 30, 2009(unaudited)	Year Ended December 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.85	$9.97	$9.99	$10.05	$10.17	$10.15

Income from investment operations
Net investment income (loss)	0.18	0.50	0.49	0.46 [1]	0.40 [1]	0.37
Net realized and unrealized gains or losses on investments	0.06	(2.44)	0.01	(0.04)	(0.16)	0.05

Total from investment operations	0.24	(1.94)	0.50	0.42	0.24	0.42

Distributions to shareholders from
Net investment income	0	(0.14)	(0.52)	(0.48)	(0.36)	(0.35)
Net realized gains	0	0	0	0	0 [2]	(0.05)
Tax basis return of capital	0	(0.04)[1]	0	0	0	0

Total distributions to shareholders	0	(0.18)	(0.52)	(0.48)	(0.36)	(0.40)

Net asset value, end of period	$8.09	$7.85	$9.97	$9.99	$10.05	$10.17

Total return[3]	3.06%	(19.36)%	5.08%	4.21%	2.40%	4.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$84	$82	$104	$104	$129	$1,017
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.68%[4]	0.64%	0.57%	0.53%	0.56%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.68%[4]	0.64%	0.57%	0.53%	0.56%	0.57%
Net investment income (loss)	4.82%[4]	5.38%	4.86%	4.56%	3.90%	3.59%
Portfolio turnover rate	191%	142%	228%	152%	197%	193%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Total return does not reflect charges attributable to your insurance company’s separate account.
4	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS 2	Six Months Ended June 30, 2009(unaudited)	Year Ended December 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.88	$10.00	$10.00	$10.05	$10.17	$10.16

Income from investment operations
Net investment income (loss)	0.18	0.47 [1]	0.48	0.44 [1]	0.38 [1]	0.35 [1]
Net realized and unrealized gains or losses on investments	0.05	(2.43)	0	(0.04)	(0.16)	0.03

Total from investment operations	0.23	(1.96)	0.48	0.40	0.22	0.38

Distributions to shareholders from
Net investment income	0	(0.12)	(0.48)	(0.45)	(0.34)	(0.32)
Net realized gains	0	0	0	0	0 [2]	(0.05)
Tax basis return of capital	0	(0.04)[1]	0	0	0	0

Total distributions to shareholders	0	(0.16)	(0.48)	(0.45)	(0.34)	(0.37)

Net asset value, end of period	$8.11	$7.88	$10.00	$10.00	$10.05	$10.17

Total return[3]	3.05%	(19.59)%	4.89%	3.96%	2.17%	3.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$29,309	$30,175	$49,576	$50,869	$46,680	$29,949
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.93%[4]	0.89%	0.82%	0.78%	0.82%	0.81%
Expenses excluding waivers/reimbursements and expense reductions	0.93%[4]	0.89%	0.82%	0.78%	0.82%	0.81%
Net investment income (loss)	4.58%[4]	5.11%	4.61%	4.33%	3.74%	3.35%
Portfolio turnover rate	191%	142%	228%	152%	197%	193%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Total return does not reflect charges attributable to your insurance company’s separate account.
4	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.8%
FIXED-RATE 5.8%
FNMA:
4.43%, 08/01/2009	$294,027	$293,934
4.59%, 06/01/2011	340,498	352,771
6.01%, 02/01/2012	310,226	331,755
6.20%, 01/01/2011-05/01/2011	678,954	714,932

Total Agency Commercial Mortgage-Backed Securities (cost $1,708,770)		1,693,392

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 23.0%
FIXED-RATE 21.9%
FHLMC 30 year:
5.00%, TBA #	1,235,000	1,256,033
5.50%, TBA #	980,000	1,011,697
6.00%, TBA #	660,000	688,772
FNMA, 5.50%, 03/01/2036	224,707	235,819
FNMA 15 year:
4.00%, TBA #	540,000	540,169
4.50%, TBA #	905,000	923,382
5.00%, TBA #	1,195,000	1,236,639
5.50%, TBA #	525,000	549,363

		6,441,874

FLOATING-RATE 1.1%
FNMA, 5.44%, 01/01/2036	304,747	318,460

Total Agency Mortgage-Backed Pass Through Securities (cost $6,677,101)		6,760,334

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.9%
FIXED-RATE 6.2%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2006-04, Class AM, 5.68%, 07/10/2046	490,000	272,208
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB4, Class A2, 4.05%, 10/15/2037	346,924	345,647
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2006-C4, Class A3, 5.47%, 09/15/2039	390,000	274,034
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class A4, 5.54%, 12/10/2049	510,000	344,133
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047	350,000	264,509
LB-UBS Comml. Mtge. Trust, Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	360,000	309,853

		1,810,384

FLOATING-RATE 3.7%
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.73%, 03/15/2049	80,000	29,126
Credit Suisse Mtge. Capital Cert., Ser. 2006-C1, Class AM, 5.55%, 02/15/2039	490,000	309,263
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.70%, 12/10/2049	350,000	47,903

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE continued
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.80%, 08/10/2045	$885,000	$671,280
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class B, 6.10%, 12/10/2049	195,000	38,543

		1,096,115

Total Commercial Mortgage-Backed Securities (cost $4,351,301)		2,906,499

CORPORATE BONDS 17.8%
CONSUMER DISCRETIONARY 2.3%
Media 1.3%
News America, Inc., 6.65%, 11/15/2037	200,000	180,441
Time Warner, Inc., 7.625%, 04/15/2031	200,000	194,937

		375,378

Multiline Retail 0.4%
Kohl’s Corp., 6.875%, 12/15/2037	125,000	126,087

Specialty Retail 0.6%
Home Depot, Inc., 5.875%, 12/16/2036	200,000	177,013

CONSUMER STAPLES 0.4%
Tobacco 0.4%
Altria Group, Inc., 9.95%, 11/10/2038	100,000	115,737

FINANCIALS 10.0%
Capital Markets 4.6%
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	200,000	207,113
6.75%, 10/01/2037	200,000	178,320
Merrill Lynch & Co., Inc.:
6.05%, 08/15/2012	275,000	275,920
7.75%, 05/14/2038	100,000	93,145
Morgan Stanley:
5.625%, 01/09/2012	200,000	204,800
5.95%, 12/28/2017	200,000	192,225
Northern Trust Corp., 7.10%, 08/01/2009	200,000	200,664

		1,352,187

Commercial Banks 1.1%
SunTrust Banks, Inc., 5.25%, 11/05/2012	300,000	305,967

Consumer Finance 0.9%
American Water Capital Corp., 6.09%, 10/15/2017	125,000	120,200
HSBC Finance Corp., 5.70%, 06/01/2011	150,000	151,443

		271,643

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 1.1%
Citigroup, Inc., 5.50%, 08/27/2012	$150,000	$145,457
JPMorgan Chase & Co., 6.40%, 05/15/2038	175,000	176,017

		321,474

Insurance 1.2%
American International Group, Inc., 4.70%, 10/01/2010	150,000	121,828
Prudential Financial, Inc., 6.10%, 06/15/2017	225,000	214,383

		336,211

Real Estate Investment Trusts (REITs) 1.1%
BRE Properties, Inc., 5.50%, 03/15/2017	175,000	147,962
ERP Operating, LP, 5.75%, 06/15/2017	200,000	186,866

		334,828

HEALTH CARE 2.0%
Biotechnology 0.7%
Amgen, Inc., 6.375%, 06/01/2037	200,000	213,624

Health Care Providers & Services 0.7%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	225,000	211,913

Pharmaceuticals 0.6%
Pfizer, Inc., 4.45%, 03/15/2012	150,000	157,486

INDUSTRIALS 1.0%
Road & Rail 1.0%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	295,635

MATERIALS 0.5%
Chemicals 0.5%
Dow Chemical Co., 7.60%, 05/15/2014	150,000	154,656

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.4%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	130,340

Wireless Telecommunication Services 1.0%
AT&T Wireless, 8.125%, 05/01/2012	250,000	280,074

UTILITIES 0.2%
Electric Utilities 0.2%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	54,499

Total Corporate Bonds (cost $5,318,256)		5,214,752

OTHER 1.0%
FINANCIALS 1.0%
Commercial Banks 0.5%
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049 °	175,000	145,361

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

OTHER continued
FINANCIALS continued
Diversified Financial Services 0.5%
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	$175,000	$153,568

Total Other (cost $350,000)		298,929

U.S. TREASURY OBLIGATIONS 28.0%
U.S. Treasury Notes:
2.25%, 05/31/2014	7,355,000	7,258,451
3.125%, 05/15/2019	195,000	188,663
3.50%, 02/15/2039	910,000	787,153

Total U.S. Treasury Obligations (cost $8,156,729)		8,234,267

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.8%
FLOATING-RATE 2.8%
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.84%, 08/25/2036	339,556	206,010
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2007-HY6, Class 2A1, 5.67%, 06/25/2037	458,009	284,115
Ser. 2007-HY7, Class 3A2, 5.85%, 07/25/2037	456,021	269,834
Ser. 2007-OA5, Class 1A1B, 2.19%, 06/25/2047	399,526	69,396

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $1,635,721)		829,355

YANKEE OBLIGATIONS – CORPORATE 2.7%
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Encana Corp., 6.50%, 02/01/2038	75,000	77,093

FINANCIALS 0.5%
Commercial Banks 0.5%
Credit Suisse New York, 6.00%, 02/15/2018	150,000	149,998

HEALTH CARE 0.4%
Health Care Equipment & Supplies 0.4%
Covidien, Ltd., 6.55%, 10/15/2037	100,000	111,131

MATERIALS 1.0%
Metals & Mining 1.0%
Alcan, Inc., 6.125%, 12/15/2033	150,000	118,867
ArcelorMittal SA, 5.375%, 06/01/2013	200,000	191,722

		310,589

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Vodafone Group plc, 5.625%, 02/27/2017	150,000	152,586

Total Yankee Obligations – Corporate (cost $820,574)		801,397

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 29.7%
MUTUAL FUND SHARES 29.7%
Evergreen Institutional Money Market Fund, Class I, 0.25% q ø ## (cost $8,739,928)	8,739,928	$8,739,928

Total Investments (cost $37,758,380) 120.7%		35,478,853
Other Assets and Liabilities (20.7%)		(6,085,654)

Net Assets 100.0%		$29,393,199

#	When-issued or delayed delivery security
°

Investment in non-controlled affiliate. At June 30, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $175,000 and earned $6,737 of income for the six months ended June 30, 2009 which is included in income from affiliated issuers.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
TBA	To Be Announced

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s rating as of June 30, 2009*:

AAA	74.8%
AA	1.4%
A	11.9%
BBB	9.0%
B	1.0%
CCC	1.7%
Less than CCC	0.2%

100.0%

The following table shows the percent of total investments based on effective maturity as of June 30, 2009*:

Less than 1 year	11.2%
1 to 3 year(s)	12.1%
3 to 5 years	49.1%
5 to 10 years	17.6%
10 to 20 years	0.8%
20 to 30 years	9.2%

100.0%

*	Calculations exclude equity securities and collateral from securities on loan, as applicable.

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $28,843,452)	$26,593,564
Investments in affiliated issuers, at value (cost $8,914,928)	8,885,289

Total investments	35,478,853
Receivable for securities sold	607,679
Interest receivable	168,953

Total assets	36,255,485

Liabilities
Payable for securities purchased	6,835,675
Payable for Fund shares redeemed	19,767
Advisory fee payable	258
Distribution Plan expenses payable	201
Due to other related parties	86
Accrued expenses and other liabilities	6,299

Total liabilities	6,862,286

Net assets	$29,393,199

Net assets represented by
Paid-in capital	$38,311,229
Undistributed net investment income	938,579
Accumulated net realized losses on investments	(7,577,082)
Net unrealized losses on investments	(2,279,527)

Total net assets	$29,393,199

Net assets consists of
Class 1	$84,034
Class 2	29,309,165

Total net assets	$29,393,199

Shares outstanding (unlimited number of shares authorized)
Class 1	10,383
Class 2	3,611,729

Net asset value per share
Class 1	$8.09
Class 2	$8.11

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009 (unaudited)

Investment income
Income from affiliated issuers	$27,742
Dividends	15,627
Interest	730,268

Total investment income	773,637

Expenses
Advisory fee	44,927
Distribution Plan expenses	35,000
Administrative services fee	14,040
Transfer agent fees	25
Trustees’ fees and expenses	231
Printing and postage expenses	14,354
Custodian and accounting fees	6,142
Professional fees	15,031
Other	531

Total expenses	130,281
Less: Expense reductions	(6)

Net expenses	130,275

Net investment income	643,362

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(4,221,029)
Credit default swap transactions	18,775
Total return swap transactions	(675,323)

Net realized losses on investments	(4,877,577)

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	4,718,875
Affiliated issuers	809
Credit default swap transactions	431,837
Total return swap transactions	(135,932)

Net change in unrealized gains or losses on investments	5,015,589

Net realized and unrealized gains or losses on investments	138,012

Net increase in net assets resulting from operations	$781,374

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31, 2008

Operations
Net investment income		$643,362		$2,102,883
Net realized losses on investments		(4,877,577)		(3,009,319)
Net change in unrealized gains or losses on investments		5,015,589		(7,796,913)

Net increase (decrease) in net assets resulting from operations		781,374		(8,703,349)

Distributions to shareholders from
Net investment income
Class 1		0		(1,464)
Class 2		0		(435,213)
Tax basis return of capital
Class 1		0		(453)
Class 2		0		(195,687)

Total distributions to shareholders		0		(632,817)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 2	112,103	888,487	40,830	387,163

Net asset value of shares issued in reinvestment of distributions
Class 2	0	0	81,135	630,900

Payment for shares redeemed
Class 2	(329,428)	(2,532,681)	(1,250,954)	(11,105,100)

Net decrease in net assets resulting from capital share transactions		(1,644,194)		(10,087,037)

Total decrease in net assets		(862,820)		(19,423,203)
Net assets
Beginning of period		30,256,019		49,679,222

End of period		$29,393,199		$30,256,019

Undistributed net investment income		$938,579		$295,217

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Core Bond Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 11, 2009, which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

f. Total return swaps

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date.

h. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

i. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.28% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Core Bond Fund, increase. For the six months ended June 30, 2009, the advisory fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended June 30, 2009:

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$52,248,649	$423,664	$46,554,271	$9,466,878

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Mortgage-backed securities	$0	$12,189,580	$0	$12,189,580
Corporate debt securities	0	6,016,149	0	6,016,149
Debt securities issued by U.S. Treasury and U.S. government agencies	8,234,267	0	0	8,234,267
Other	0	298,929	0	298,929
Short-term Investments	8,739,928	0	0	8,739,928

	$16,974,195	$18,504,658	$0	$35,478,853

Further details on the major security types listed above can be found in the Schedule of Investments.

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $37,774,677. The gross unrealized appreciation and depreciation on securities based on tax cost was $277,118 and $2,572,942, respectively, with a net unrealized depreciation of $2,295,824.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of December 31, 2008, the Fund had $2,658,565 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2013	2014	2015	2016

$35,457	$365,353	$159,498	$2,098,257

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2008, the Fund incurred and elected to defer post-October losses of $39,521.

6. DERIVATIVE TRANSACTIONS

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial instruments.

As of June 30, 2009, the Fund did not have any open credit default swaps or total return swaps but had an average notional balance of $350,000 and $300,000, respectively, during the six months ended June 30, 2009.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2009, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended June 30, 2009, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

25

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.

Proposal 1a — To consider and act upon a new Investment Advisory Agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$27,325,268
Net assets voted “Against”	$638,334
Net assets voted “Abstain”	$930,919

Proposal 1b — To consider and act upon a new Sub-Advisory Agreement with Tattersall Advisory Group, Inc.:

Net assets voted “For”	$27,665,284
Net assets voted “Against”	$479,376
Net assets voted “Abstain”	$749,861

26

This page left intentionally blank

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566886 rv6 08/2009

Evergreen VA Diversified Capital Builder Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

August 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA Diversified Capital Builder Fund for the six-month period ended June 30, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April, stocks rallied off their March lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March. International indexes soared for the quarter, as hopes for a “V-shaped” recovery surfaced, particularly in developing regions. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses

2

LETTER TO SHAREHOLDERS continued

and an unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their most recent meeting on June 24, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

In this challenging environment, we continue to emphasize fully diversified strategies, including exposure to international markets, for long-term investors in order to participate in equity market gains while limiting the potential for losses. Periods of economic weakness have previously been accompanied by increases in market volatility, allowing for active managers to typically outperform passive strategies. Therefore, we encourage investors, now as always, to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

3

FUND AT A GLANCE

as of June 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Margaret D. Patel

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

Class inception date	Class 1 3/1/1996	Class 2 7/31/2002

6-month return	17.76%	17.48%

Average annual return

1-year	-36.41%	-36.59%

5-year	-3.61%	-3.87%

10-year	-2.15%	-2.32%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA Diversified Capital Builder Fund Class 1 shares versus a similar investment in the Evergreen Diversified Capital Builder Blended Index (EDCBBI), the Merrill Lynch High Yield Master Index† (MLHYMI), the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The EDCBBI, the MLHYMI and the Russell 1000 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The Evergreen Diversified Capital Builder Blended Index is composed of the following indexes: Russell 1000 (75%) and MLHYMI (25%).

† Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of June 30, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$1,177.62	$4.27
Class 2	$1,000.00	$1,174.76	$5.61
Hypothetical (5% return before expenses)
Class 1	$1,000.00	$1,020.88	$3.96
Class 2	$1,000.00	$1,019.64	$5.21

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.79% for Class 1 and 1.04% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

CLASS 1		2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.44	$15.49	$15.15	$14.13	$13.74	$13.04

Income from investment operations
Net investment income (loss)	0.11	0.25 [1]	0.38 [1]	0.36 [1]	0.31 [1]	0.24 [1]
Net realized and unrealized gains or losses on investments	1.33	(7.30)	0.62	1.02	0.41	0.58

Total from investment operations	1.44	(7.05)	1.00	1.38	0.72	0.82

Distributions to shareholders from
Net investment income	(0.31)	0	(0.66)	(0.36)	(0.33)	(0.12)

Net asset value, end of period	$9.57	$8.44	$15.49	$15.15	$14.13	$13.74

Total return[2]	17.76%	(45.51)%	6.68%	9.85%	5.29%	6.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,507	$21,932	$61,438	$76,093	$84,060	$104,601
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%[3]	0.61%	0.52%	0.50%	0.53%	0.90%
Expenses excluding waivers/reimbursements and expense reductions	0.79%[3]	0.61%	0.52%	0.50%	0.53%	0.90%
Net investment income (loss)	2.20%[3]	1.88%	2.46%	2.50%	2.22%	1.81%
Portfolio turnover rate	45%	56%	105%	52%	78%	128%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

CLASS 2		2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.42	$15.49	$15.13	$14.09	$13.70	$13.01

Income from investment operations
Net investment income (loss)	0.08	0.21 [1]	0.35	0.33	0.27 [1]	0.21 [1]
Net realized and unrealized gains or losses on investments	1.34	(7.28)	0.61	1.01	0.41	0.57

Total from investment operations	1.42	(7.07)	0.96	1.34	0.68	0.78

Distributions to shareholders from
Net investment income	(0.27)	0	(0.60)	(0.30)	(0.29)	(0.09)

Net asset value, end of period	$9.57	$8.42	$15.49	$15.13	$14.09	$13.70

Total return[2]	17.48%	(45.64)%	6.43%	9.62%	5.03%	6.03%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,326	$1,229	$2,908	$2,750	$2,606	$2,576
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.04%[3]	0.86%	0.77%	0.75%	0.78%	1.15%
Expenses excluding waivers/reimbursements and expense reductions	1.04%[3]	0.86%	0.77%	0.75%	0.78%	1.15%
Net investment income (loss)	1.95%[3]	1.62%	2.19%	2.26%	1.98%	1.61%
Portfolio turnover rate	45%	56%	105%	52%	78%	128%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 17.0%
CONSUMER STAPLES 2.2%
Food Products 2.2%
ConAgra Foods, Inc., 7.00%, 04/15/2019	$500,000	$549,123

ENERGY 2.1%
Energy Equipment & Services 1.5%
Bristow Group, Inc., 7.50%, 09/15/2017	400,000	365,000

Oil, Gas & Consumable Fuels 0.6%
Patriot Coal Corp., 3.25%, 05/31/2013	250,000	155,938

FINANCIALS 0.3%
Real Estate Investment Trusts (REITs) 0.3%
Simon Property Group, Inc., 10.35%, 04/01/2019	75,000	85,352

INDUSTRIALS 5.3%
Electrical Equipment 1.9%
Baldor Electric Co., 8.625%, 02/15/2017	500,000	465,000

Machinery 3.4%
Actuant Corp., 6.875%, 06/15/2017	500,000	457,500
SPX Corp., 7.625%, 12/15/2014	400,000	388,000

		845,500

MATERIALS 0.8%
Chemicals 0.4%
Cytec Industries, Inc., 4.60%, 07/01/2013	100,000	90,212

Metals & Mining 0.4%
Steel Dynamics, Inc., 8.25%, 04/15/2016 144A	100,000	94,750

UTILITIES 6.3%
Electric Utilities 2.7%
NRG Energy, Inc.:
7.375%, 02/01/2016	500,000	474,375
7.375%, 01/15/2017	200,000	189,000

		663,375

Gas Utilities 3.6%
National Fuel Gas Co., 8.75%, 05/01/2019	800,000	904,474

Total Corporate Bonds (cost $4,165,262)		4,218,724

YANKEE OBLIGATIONS – CORPORATE 2.3%
MATERIALS 2.3%
Metals & Mining 2.3%
Barrick Gold Corp., 6.95%, 04/01/2019 (cost $499,474)	500,000	561,012

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS 72.2%
CONSUMER STAPLES 3.3%
Household Products 1.3%
Church & Dwight Co.	6,000	$325,860

Personal Products 2.0%
Estee Lauder Cos., Class A	15,000	490,050

ENERGY 13.2%
Energy Equipment & Services 2.2%
Cameron International Corp. *	5,000	141,500
National Oilwell Varco, Inc. *	3,500	114,310
Noble Corp.	3,000	90,750
Pride International, Inc. *	2,000	50,120
Transocean, Ltd. *	2,000	148,580

		545,260

Oil, Gas & Consumable Fuels 11.0%
Anadarko Petroleum Corp.	6,000	272,340
Apache Corp.	700	50,505
Consol Energy, Inc.	7,000	237,720
Devon Energy Corp.	1,500	81,750
EnCana Corp.	17,000	840,990
Foundation Coal Holdings, Inc.	4,000	112,440
Hess Corp.	3,000	161,250
Marathon Oil Corp.	2,000	60,260
Massey Energy Co.	6,000	117,240
Occidental Petroleum Corp.	6,000	394,860
Patriot Coal Corp. ρ	13,000	82,940
Peabody Energy Corp.	8,000	241,280
XTO Energy, Inc.	2,000	76,280

		2,729,855

FINANCIALS 11.7%
Capital Markets 4.7%
Bank of New York Mellon Corp.	25,000	732,750
Northern Trust Corp.	8,000	429,440

		1,162,190

Commercial Banks 4.8%
PNC Financial Services Group, Inc.	10,000	388,100
U.S. Bancorp	45,000	806,400

		1,194,500

Diversified Financial Services 2.2%
Bank of America Corp.	42,000	554,400

HEALTH CARE 20.6%
Biotechnology 1.0%
Gen-Probe, Inc. *	6,000	257,880

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 9.7%
Baxter International, Inc.	20,000	$1,059,200
St. Jude Medical, Inc. *	18,000	739,800
Varian Medical Systems, Inc. *	17,500	614,950

		2,413,950

Health Care Providers & Services 1.8%
Owens & Minor, Inc.	10,000	438,200

Life Sciences Tools & Services 8.1%
Bio-Rad Laboratories, Inc., Class A *	3,500	264,180
Covance, Inc.	5,000	246,000
Illumina, Inc.	4,000	155,760
Life Technologies Corp. *	6,000	250,320
Thermo Fisher Scientific, Inc. *	26,500	1,080,405

		1,996,665

INDUSTRIALS 6.4%
Aerospace & Defense 0.2%
Esterline Technologies Corp. *	2,000	54,140

Electrical Equipment 0.6%
Ametek, Inc.	3,000	103,740
Roper Industries, Inc.	1,000	45,310

		149,050

Machinery 5.6%
Bucyrus International, Inc.	2,000	57,120
Danaher Corp.	1,000	61,740
Donaldson Co., Inc.	5,500	190,520
Flowserve Corp.	7,000	488,670
IDEX Corp.	3,000	73,710
Joy Global, Inc.	10,100	360,772
SPX Corp.	3,000	146,910

		1,379,442

INFORMATION TECHNOLOGY 2.5%
Electronic Equipment, Instruments & Components 2.5%
Amphenol Corp., Class A	20,000	632,800

MATERIALS 11.2%
Chemicals 6.4%
FMC Corp.	16,000	756,800
Monsanto Co.	10,000	743,400
Sigma-Aldrich Corp.	2,000	99,120

		1,599,320

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 0.6%
Greif, Inc., Class A	3,300	$145,926

Metals & Mining 4.2%
Barrick Gold Corp.	4,000	134,200
Cliffs Natural Resources, Inc.	6,300	154,161
Freeport-McMoRan Copper & Gold, Inc.	10,000	501,100
Nucor Corp.	3,300	146,619
Steel Dynamics, Inc.	7,300	107,529

		1,043,609

UTILITIES 3.3%
Electric Utilities 2.1%
NRG Energy, Inc. *	20,000	519,200

Gas Utilities 1.2%
Questar Corp.	10,000	310,600

Total Common Stocks (cost $23,567,991)		17,942,897

	Principal Amount	Value

CONVERTIBLE DEBENTURES 6.3%
HEALTH CARE 1.5%
Health Care Equipment & Supplies 1.5%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	$400,000	380,000

INDUSTRIALS 4.8%
Electrical Equipment 4.8%
General Cable Corp., 1.00%, 10/15/2012	1,500,000	1,185,000

Total Convertible Debentures (cost $2,050,088)		1,565,000

	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
BlackRock Liquidity TempFund, Institutional Class, 0.45% q ρρ	15,152	15,152
Evergreen Institutional Money Market Fund, Class I, 0.25% q ρρ ø	65,338	65,338
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.07% q ø	37,855	37,855
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.28% q ρρ	2,996	2,996

Total Short-Term Investments (cost $121,341)		121,341

Total Investments (cost $30,404,156) 98.3%		24,408,974
Other Assets and Liabilities 1.7%		423,342

Net Assets 100.0%		$24,832,316

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows portfolio composition as a percent of total investments as of June 30, 2009:

Health Care	22.5%
Industrials	16.7%
Energy	15.5%
Materials	14.5%
Financials	12.3%
Utilities	9.8%
Consumer Staples	5.6%
Information Technology	2.6%
Mutual Fund Shares	0.5%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2009*:

AAA	6.7%
A	9.5%
BBB	22.7%
BB	29.0%
B	29.8%
NR	2.3%

100.0%

The following table shows the percent of total investments based on effective maturity as of June 30, 2009*:

Less than 1 year	6.7%
3 to 5 years	20.8%
5 to 10 years	72.5%

100.0%

*	Calculations exclude equity securities and collateral from securities on loan, as applicable.

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $30,300,963) including $76,560 of securities loaned	$24,305,781
Investments in affiliated issuers, at value (cost $103,193)	103,193

Total investments	24,408,974
Receivable for securities sold	400,067
Receivable for Fund shares sold	1,007
Dividends and interest receivable	124,199
Receivable for securities lending income	1,216

Total assets	24,935,463

Liabilities
Payable for Fund shares redeemed	6,182
Payable for securities on loan	83,486
Advisory fee payable	268
Due to other related parties	125
Trustees’ fees and expenses payable	7,259
Printing and postage expenses payable	3,151
Accrued expenses and other liabilities	2,676

Total liabilities	103,147

Net assets	$24,832,316

Net assets represented by
Paid-in capital	$51,775,186
Undistributed net investment income	248,734
Accumulated net realized losses on investments	(21,196,422)
Net unrealized losses on investments	(5,995,182)

Total net assets	$24,832,316

Net assets consists of
Class 1	$23,506,734
Class 2	1,325,582

Total net assets	$24,832,316

Shares outstanding (unlimited number of shares authorized)
Class 1	2,456,850
Class 2	138,487

Net asset value per share
Class 1	$9.57
Class 2	$9.57

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009 (unaudited)

Investment income
Interest	$261,550
Dividends (net of foreign withholding taxes of $1,218)	82,993
Securities lending	2,873
Income from affiliated issuers	1,400

Total investment income	348,816

Expenses
Advisory fee	46,196
Distribution Plan expenses	1,556
Administrative services fee	11,688
Transfer agent fees	176
Trustees’ fees and expenses	328
Printing and postage expenses	13,879
Custodian and accounting fees	3,941
Professional fees	14,843
Other	836

Total expenses	93,443
Less: Expense reductions	(4)

Net expenses	93,439

Net investment income	255,377

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(7,133,767)
Net change in unrealized gains or losses on securities in unaffiliated issuers	10,644,486

Net realized and unrealized gains or losses on investments	3,510,719

Net increase in net assets resulting from operations	$3,766,096

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31, 2008

Operations
Net investment income		$255,377		$829,264
Net realized gains or losses on investments		(7,133,767)		472,033
Net change in unrealized gains or losses on investments		10,644,486		(23,670,076)

Net increase (decrease) in net assets resulting from operations		3,766,096		(22,368,779)

Distributions to shareholders from
Net investment income
Class 1		(769,408)		0
Class 2		(38,296)		0

Total distributions to shareholders		(807,704)		0

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	147,824	1,332,571	109,581	1,370,957
Class 2	1,658	14,892	10,840	117,451

		1,347,463		1,488,408

Net asset value of shares issued in reinvestment of distributions
Class 1	95,460	769,408	0	0
Class 2	4,740	38,296	0	0

		807,704		0

Payment for shares redeemed
Class 1	(383,609)	(3,320,762)	(1,477,818)	(19,651,851)
Class 2	(13,906)	(122,179)	(52,646)	(652,553)

		(3,442,941)		(20,304,404)

Net decrease in net assets resulting from capital share transactions		(1,287,774)		(18,815,996)

Total increase (decrease) in net assets		1,670,618		(41,184,775)
Net assets
Beginning of period		23,161,698		64,346,473

End of period		$24,832,316		$23,161,698

Undistributed net investment income		$248,734		$801,061

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Diversified Capital Builder Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 11, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.21% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Diversified Capital Builder Fund, increase. For the six months ended June 30, 2009, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended June 30, 2009, the Fund paid brokerage commissions of $2,608 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. DISTRIBUTION PLAN

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $10,161,080 and $12,201,422, respectively, for the six months ended June 30, 2009.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$17,942,897	$0	$0	$17,942,897
Corporate debt securities	0	6,344,736	0	6,344,736
Short-term investments	121,341	0	0	121,341

	$18,064,238	$6,344,736	$0	$24,408,974

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended June 30, 2009, the Fund loaned securities to certain brokers and earned $2,873, net of $131 paid to Wachovia Global Securities Lending as the securities lending agent. At June 30, 2009, the value of securities on loan and the total value of collateral received for securities loaned amounted to $76,560 and $83,486, respectively.

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $30,404,156. The gross unrealized appreciation and depreciation on securities based on tax cost was $708,729 and $6,703,911, respectively, with a net unrealized depreciation of $5,995,182.

As of December 31, 2008, the Fund had $13,609,894 in capital loss carryovers for federal income tax purposes with $7,309,274 expiring in 2010 and $6,300,620 expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2008, the Fund incurred and elected to defer post-October losses of $452,759.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended June 30, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

23

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$18,064,348
Net assets voted “Against”	$493,039
Net assets voted “Abstain”	$653,362

24

This page left intentionally blank

25

This page left intentionally blank

26

This page left intentionally blank

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566885 rv6 08/2009

Evergreen VA Diversified Income Builder Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

August 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA Diversified Income Builder Fund for the six-month period ended June 30, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April, stocks rallied off their March lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March. International indexes soared for the quarter, as hopes for a “V-shaped” recovery surfaced, particularly in developing regions. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses

2

LETTER TO SHAREHOLDERS continued

and an unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their most recent meeting on June 24, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

In this challenging environment, we continue to emphasize fully diversified strategies, including exposure to international markets, for long-term investors in order to participate in equity market gains while limiting the potential for losses. Periods of economic weakness have previously been accompanied by increases in market volatility, allowing for active managers to typically outperform passive strategies. Therefore, we encourage investors, now as always, to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of June 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Margaret D. Patel

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

6-month return	16.13%	16.00%

Average annual return

1-year	-15.43%	-15.63%

5-year	-0.39%	-0.65%

10-year	3.54%	3.36%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA Diversified Income Builder Fund Class 1 shares versus a similar investment in the Evergreen Diversified Income Builder Blended Index (EDIBBI), the Merrill Lynch High Yield Master Index† (MLHYMI), the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The EDIBBI, the MLHYMI and the Russell 1000 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

†	Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

5

FUND AT A GLANCE continued

This section left intentionally blank

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The Evergreen Diversified Income Builder Blended Index is composed of the following indexes: MLHYMI (75%) and Russell 1000 (25%).

All data is as of June 30, 2009, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$1,161.30	$3.86
Class 2	$1,000.00	$1,160.00	$5.19
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,021.22	$3.61
Class 2	$1,000.00	$1,019.98	$4.86

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.72% for Class 1 and 0.97% for Class 2), multiplied by the average account value over the period, multiplied by 181/365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

CLASS 1		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.45	$9.92	$10.31	$10.08	$10.78	$10.50

Income from investment operations
Net investment income (loss)	0.19 [1]	0.45 [1]	0.55 [1]	0.56 [1]	0.54 [1]	0.55 [1]
Net realized and unrealized gains or losses on investments	0.85	(3.26)	(0.30)	0.04	(0.62)	0.33

Total from investment operations	1.04	(2.81)	0.25	0.60	(0.08)	0.88

Distributions to shareholders from
Net investment income	(0.03)	(0.66)	(0.54)	(0.37)	(0.53)	(0.50)
Net realized gains	0	0	(0.10)	0	(0.09)	(0.10)

Total distributions to shareholders	(0.03)	(0.66)	(0.64)	(0.37)	(0.62)	(0.60)

Net asset value, end of period	$7.46	$6.45	$9.92	$10.31	$10.08	$10.78

Total return[2]	16.13%	(28.47)%	2.44%	5.94%	(0.69)%	8.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,716	$17,384	$34,377	$41,395	$45,293	$49,593
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.72%[3]	0.64%	0.64%	0.61%	0.61%	0.73%
Expenses excluding waivers/reimbursements and expense reductions	0.72%[3]	0.64%	0.64%	0.61%	0.61%	0.73%
Net investment income (loss)	5.59%[3]	5.07%	5.28%	5.51%	5.02%	5.19%
Portfolio turnover rate	36%	38%	198%	97%	81%	125%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

CLASS 2		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.44	$9.90	$10.28	$10.05	$10.76	$10.49

Income from investment operations
Net investment income (loss)	0.18 [1]	0.43 [1]	0.52 [1]	0.54 [1]	0.51 [1]	0.53 [1]
Net realized and unrealized gains or losses on investments	0.85	(3.26)	(0.29)	0.03	(0.62)	0.32

Total from investment operations	1.03	(2.83)	0.23	0.57	(0.11)	0.85

Distributions to shareholders from
Net investment income	(0.03)	(0.63)	(0.51)	(0.34)	(0.51)	(0.48)
Net realized gains	0	0	(0.10)	0	(0.09)	(0.10)

Total distributions to shareholders	(0.03)	(0.63)	(0.61)	(0.34)	(0.60)	(0.58)

Net asset value, end of period	$7.44	$6.44	$9.90	$10.28	$10.05	$10.76

Total return[2]	16.00%	(28.72)%	2.27%	5.68%	(1.01)%	8.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$28,092	$27,828	$47,517	$48,667	$41,332	$25,784
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.97%[3]	0.89%	0.89%	0.86%	0.87%	0.97%
Expenses excluding waivers/reimbursements and expense reductions	0.97%[3]	0.89%	0.89%	0.86%	0.87%	0.97%
Net investment income (loss)	5.34%[3]	4.85%	5.00%	5.27%	4.77%	4.98%
Portfolio turnover rate	36%	38%	198%	97%	81%	125%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES 0.0%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 1.43%, 02/08/2047 144A + • (cost $1,495,500)	$1,500,000	$15

CORPORATE BONDS 62.6%
CONSUMER STAPLES 3.1%
Food & Staples Retailing 1.7%
Sysco Corp., 5.375%, 03/17/2019	750,000	771,804

Food Products 1.4%
Archer Daniels Midland Co., 5.45%, 03/15/2018	500,000	526,651
General Mills, Inc., 5.65%, 02/15/2019	100,000	104,710

		631,361

ENERGY 5.5%
Energy Equipment & Services 2.6%
Bristow Group, Inc., 7.50%, 09/15/2017	1,300,000	1,186,250

Oil, Gas & Consumable Fuels 2.9%
Peabody Energy Corp.:
5.875%, 04/15/2016	1,300,000	1,150,500
6.875%, 03/15/2013	200,000	199,000

		1,349,500

FINANCIALS 2.7%
Consumer Finance 0.3%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	175,000	135,625

Real Estate Investment Trusts (REITs) 0.5%
Simon Property Group, Inc., 10.35%, 04/01/2019	200,000	227,607

Real Estate Management & Development 1.9%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	1,590,000	882,450

HEALTH CARE 2.9%
Health Care Equipment & Supplies 0.5%
Boston Scientific Corp., 5.125%, 01/12/2017	300,000	256,500

Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc., 8.00%, 09/15/2016 144A	450,000	446,625

Pharmaceuticals 1.4%
Pfizer, Inc., 5.35%, 03/15/2015	585,000	629,414

INDUSTRIALS 19.8%
Aerospace & Defense 3.7%
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	1,500,000	1,338,750
6.375%, 10/15/2015	400,000	365,000

		1,703,750

Commercial Services & Supplies 3.9%
Allied Waste North America, Inc., 6.875%, 06/01/2017	1,800,000	1,784,684

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Electrical Equipment 5.6%
Baldor Electric Co., 8.625%, 02/15/2017	$1,800,000	$1,674,000
Belden, Inc., 7.00%, 03/15/2017	150,000	133,500
General Cable Corp., 7.125%, 04/01/2017	800,000	730,000

		2,537,500

Machinery 6.6%
Actuant Corp., 6.875%, 06/15/2017	2,100,000	1,921,500
SPX Corp., 7.625%, 12/15/2014	1,150,000	1,115,500

		3,037,000

INFORMATION TECHNOLOGY 2.7%
Electronic Equipment, Instruments & Components 2.7%
Agilent Technologies, Inc., 6.50%, 11/01/2017	950,000	828,159
Anixter International, Inc., 5.95%, 03/01/2015	500,000	415,000

		1,243,159

MATERIALS 15.1%
Chemicals 0.2%
Cytec Industries, Inc., 4.60%, 07/01/2013	100,000	90,212

Containers & Packaging 10.1%
Ball Corp., 6.625%, 03/15/2018	2,000,000	1,835,000
Crown Americas, Inc.:
7.625%, 05/15/2017 144A	200,000	194,000
7.75%, 11/15/2015	1,700,000	1,670,250
Greif, Inc., 6.75%, 02/01/2017	1,000,000	922,500

		4,621,750

Metals & Mining 4.8%
Steel Dynamics, Inc., 8.25%, 04/15/2016 144A	2,300,000	2,179,250

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%
Qwest Corp., 7.875%, 09/01/2011	375,000	376,875

UTILITIES 10.0%
Electric Utilities 8.1%
Edison Mission Energy, 7.00%, 05/15/2017	2,000,000	1,545,000
NRG Energy, Inc.:
7.375%, 02/01/2016	300,000	284,625
7.375%, 01/15/2017	2,000,000	1,890,000

		3,719,625

Gas Utilities 1.3%
Atmos Energy Corp., 8.50%, 03/15/2019	500,000	584,920

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.6%
AES Corp., 7.75%, 03/01/2014	$300,000	$285,750

Total Corporate Bonds (cost $31,080,515)		28,681,611

YANKEE OBLIGATIONS – CORPORATE 4.6%
INDUSTRIALS 0.9%
Machinery 0.9%
Ingersoll-Rand Co., Ltd., 9.50%, 04/15/2014	400,000	438,458

MATERIALS 3.7%
Metals & Mining 3.7%
Barrick Gold Corp., 6.95%, 04/01/2019	1,500,000	1,683,037

Total Yankee Obligations – Corporate (cost $1,908,510)		2,121,495

	Shares	Value

COMMON STOCKS 24.4%
ENERGY 4.5%
Energy Equipment & Services 0.5%
Cameron International Corp. *	2,000	56,600
National Oilwell Varco, Inc. *	1,500	48,990
Noble Corp.	1,000	30,250
Pride International, Inc. *	1,500	37,590
Transocean, Ltd. *	1,000	74,290

		247,720

Oil, Gas & Consumable Fuels 4.0%
Anadarko Petroleum Corp.	1,000	45,390
Consol Energy, Inc.	3,500	118,860
Devon Energy Corp.	1,500	81,750
EnCana Corp.	20,000	989,400
Foundation Coal Holdings, Inc.	3,000	84,330
Hess Corp.	1,000	53,750
Marathon Oil Corp.	2,000	60,260
Massey Energy Co.	6,000	117,240
Occidental Petroleum Corp.	1,000	65,810
Patriot Coal Corp. *	6,000	38,280
Peabody Energy Corp.	4,000	120,640
XTO Energy, Inc.	1,500	57,210

		1,832,920

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 4.3%
Capital Markets 2.1%
Bank of New York Mellon Corp.	15,000	$439,650
Northern Trust Corp.	10,000	536,800

		976,450

Commercial Banks 2.0%
PNC Financial Services Group, Inc.	12,000	465,720
U.S. Bancorp	25,000	448,000

		913,720

Diversified Financial Services 0.2%
Bank of America Corp.	5,000	66,000

HEALTH CARE 9.0%
Biotechnology 0.4%
Gen-Probe, Inc. *	5,000	214,900

Health Care Equipment & Supplies 5.6%
Baxter International, Inc.	19,000	1,006,240
St. Jude Medical, Inc. *	20,500	842,550
Varian Medical Systems, Inc. *	20,000	702,800

		2,551,590

Health Care Providers & Services 0.7%
Owens & Minor, Inc.	7,000	306,740

Life Sciences Tools & Services 2.3%
Bio-Rad Laboratories, Inc., Class A *	2,000	150,960
Covance, Inc. *	4,500	221,400
Illumina, Inc. *	7,000	272,580
Life Technologies Corp. *	4,000	166,880
Thermo Fisher Scientific, Inc. *	6,000	244,620

		1,056,440

INDUSTRIALS 1.6%
Electrical Equipment 0.4%
Ametek, Inc. *	3,000	103,740
Roper Industries, Inc.	2,000	90,620

		194,360

Machinery 1.2%
Danaher Corp.	500	30,870
Donaldson Co., Inc.	4,500	155,880
Flowserve Corp.	1,500	104,715
IDEX Corp.	6,000	147,420
Joy Global, Inc.	2,500	89,300

		528,185

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 1.1%
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A	16,000	$506,240

MATERIALS 3.3%
Chemicals 1.1%
FMC Corp.	5,000	236,500
Monsanto Co.	4,000	297,360

		533,860

Metals & Mining 2.2%
Cliffs Natural Resources, Inc.	8,500	207,995
Freeport-McMoRan Copper & Gold, Inc.	12,000	601,320
Nucor Corp.	1,500	66,645
Steel Dynamics, Inc.	8,000	117,840

		993,800

UTILITIES 0.6%
Electric Utilities 0.4%
NRG Energy, Inc. *	7,000	181,720

Gas Utilities 0.2%
Questar Corp.	3,000	93,180

Total Common Stocks (cost $14,273,430)		11,197,825

	Principal Amount	Value

CONVERTIBLE DEBENTURES 6.6%
HEALTH CARE 3.1%
Health Care Equipment & Supplies 3.1%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	$1,500,000	1,425,000

INDUSTRIALS 3.5%
Electrical Equipment 3.5%
General Cable Corp., 1.00%, 10/15/2012	2,000,000	1,580,000

Total Convertible Debentures (cost $3,572,511)		3,005,000

Total Investments (cost $52,330,466) 98.2%		45,005,946
Other Assets and Liabilities 1.8%		802,497

Net Assets 100.0%		$45,808,443

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
*	Non-income producing security

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2009*:

AAA	1.9%
A	9.5%
BBB	12.5%
BB	56.7%
B	19.4%

100.0%

The following table shows the percent of total investments based on effective maturity as of June 30, 2009*:

1 to 3 year(s)	1.1%
3 to 5 years	7.7%
5 to 10 years	91.2%

100.0%

*	Calculations exclude equity securities and collateral from securities on loan, as applicable.

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $52,330,466)	$45,005,946
Receivable for securities sold	470,667
Dividends and interest receivable	615,740

Total assets	46,092,353

Liabilities
Payable for Fund shares redeemed	66,048
Due to custodian bank	210,648
Advisory fee payable	542
Distribution Plan expenses payable	193
Due to other related parties	148
Accrued expenses and other liabilities	6,331

Total liabilities	283,910

Net assets	$45,808,443

Net assets represented by
Paid-in capital	$65,593,915
Undistributed net investment income	1,209,895
Accumulated net realized losses on investments	(13,670,847)
Net unrealized losses on investments	(7,324,520)

Total net assets	$45,808,443

Net assets consists of
Class 1	$17,715,944
Class 2	28,092,499

Total net assets	$45,808,443

Shares outstanding (unlimited number of shares authorized)
Class 1	2,375,838
Class 2	3,776,255

Net asset value per share
Class 1	$7.46
Class 2	$7.44

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009 (unaudited)

Investment income
Interest	$1,342,419
Dividends (net of foreign withholding taxes of $1,350)	45,407
Securities lending	13,686
Income from affiliated issuers	2,698

Total investment income	1,404,210

Expenses
Advisory fee	97,116
Distribution Plan expenses	33,983
Administrative services fee	22,263
Transfer agent fees	500
Trustees’ fees and expenses	553
Printing and postage expenses	16,385
Custodian and accounting fees	7,433
Professional fees	14,402
Other	931

Total expenses	193,566
Less: Expense reductions	(8)

Net expenses	193,558

Net investment income	1,210,652

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(6,530,957)
Net change in unrealized gains or losses on securities in unaffiliated issuers	11,979,452

Net realized and unrealized gains or losses on investments	5,448,495

Net increase in net assets resulting from operations	$6,659,147

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009		Year Ended
	(unaudited)		December 31, 2008

Operations
Net investment income		$1,210,652		$3,266,578
Net realized losses on investments		(6,530,957)		(5,531,004)
Net change in unrealized gains or losses on investments		11,979,452		(17,775,321)

Net increase (decrease) in net assets resulting from operations		6,659,147		(20,039,747)

Distributions to shareholders from
Net investment income
Class 1		(67,260)		(1,805,533)
Class 2		(105,940)		(2,653,268)

Total distributions to shareholders		(173,200)		(4,458,801)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	124,759	872,286	174,706	1,608,452
Class 2	78,333	564,554	44,000	312,282

		1,436,840		1,920,734

Net asset value of shares issued in reinvestment of distributions
Class 1	10,191	67,260	263,511	1,805,533
Class 2	16,076	105,940	389,821	2,653,268

		173,200		4,458,801

Payment for shares redeemed
Class 1	(454,774)	(3,133,563)	(1,206,358)	(10,582,439)
Class 2	(638,220)	(4,365,811)	(913,650)	(7,980,341)

		(7,499,374)		(18,562,780)

Net decrease in net assets resulting from capital share transactions		(5,889,334)		(12,183,245)

Total increase (decrease) in net assets		596,613		(36,681,793)
Net assets
Beginning of period		45,211,830		81,893,623

End of period		$45,808,443		$45,211,830

Undistributed net investment income		$1,209,895		$172,443

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Diversified Income Builder Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 11, 2009, which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Diversified Income Builder Fund, starting at 0.31% and declining to 0.11% as the aggregate average daily net assets increase. For the six months ended June 30, 2009, the advisory fee was equivalent to an annual rate of 0.44% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended June 30, 2009, the Fund paid brokerage commissions of $2,062 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. DISTRIBUTION PLAN

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $15,874,287 and $18,927,548, respectively, for the six months ended June 30, 2009.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$11,197,825	$0	$0	$11,197,825
Asset-backed securities	0	15	0	15
Corporate debt securities	0	33,808,106	0	33,808,106

	$11,197,825	$33,808,121	$0	$45,005,946

Further details on the major security types listed above can be found in the Schedule of Investments.

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $52,334,059. The gross unrealized appreciation and depreciation on securities based on tax cost was $998,930 and $8,327,043, respectively, with a net unrealized depreciation of $7,328,113.

As of December 31, 2008, the Fund had $5,146,731 in capital loss carryovers for federal income tax purposes expiring in 2016.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2008, the Fund incurred and elected to defer post-October losses of $1,983,941.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended June 30, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

25

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$34,417,687
Net assets voted “Against”	$675,348
Net assets voted “Abstain”	$1,544,046

26

This page left intentionally blank

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566889 rv6 08/2009

Evergreen VA Fundamental Large Cap Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

August 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA Fundamental Large Cap Fund for the six-month period ended June 30, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April, stocks rallied off their March lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March. International indexes soared for the quarter, as hopes for a “V-shaped” recovery surfaced, particularly in developing regions. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses

2

LETTER TO SHAREHOLDERS continued

and an unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their most recent meeting on June 24, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

In this challenging environment, we continue to emphasize fully diversified strategies, including exposure to international markets, for long-term investors in order to participate in equity market gains while limiting the potential for losses. Periods of economic weakness have previously been accompanied by increases in market volatility, allowing for active managers to typically outperform passive strategies. Therefore, we encourage investors, now as always, to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of June 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Walter T. McCormick, CFA; Emory Sanders, Jr., CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return	10.14%	10.02%

Average annual return

1-year	-15.85%	-16.05%

5-year	1.21%	0.96%

10-year	1.07%	0.91%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA Fundamental Large Cap Fund Class 1 shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of June 30, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$1,101.43	$4.48
Class 2	$1,000.00	$1,100.17	$5.78
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,020.53	$4.31
Class 2	$1,000.00	$1,019.29	$5.56

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class 1 and 1.11% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

CLASS 1		2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.72	$19.33	$19.60	$17.89	$16.56	$15.34

Income from investment operations
Net investment income (loss)	0.11	0.29	0.25	0.25	0.16	0.20
Net realized and unrealized gains or losses on investments	1.18	(6.64)	1.37	2.02	1.34	1.21

Total from investment operations	1.29	(6.35)	1.62	2.27	1.50	1.41

Distributions to shareholders from
Net investment income	0 [1]	(0.26)	(0.22)	(0.24)	(0.17)	(0.19)
Net realized gains	0	0	(1.67)	(0.32)	0	0

Total distributions to shareholders	0	(0.26)	(1.89)	(0.56)	(0.17)	(0.19)

Net asset value, end of period	$14.01	$12.72	$19.33	$19.60	$17.89	$16.56

Total return[2]	10.14%	(32.85)%	8.29%	12.67%	9.01%	9.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$46,835	$46,238	$90,276	$112,413	$127,059	$94,461
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86%[3]	0.79%	0.75%	0.74%	0.79%	0.91%
Expenses excluding waivers/reimbursements and expense reductions	0.86%[3]	0.79%	0.75%	0.74%	0.79%	0.91%
Net investment income (loss)	1.60%[3]	1.45%	1.09%	1.19%	0.99%	1.23%
Portfolio turnover rate	22%	25%	21%	21%	29%	80%

1	Amount represents less than $0.005 per share.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

CLASS 2		2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.68	$19.25	$19.53	$17.83	$16.51	$15.30

Income from investment operations
Net investment income (loss)	0.08	0.20	0.16	0.18	0.13	0.17
Net realized and unrealized gains or losses on investments	1.19	(6.56)	1.40	2.03	1.32	1.20

Total from investment operations	1.27	(6.36)	1.56	2.21	1.45	1.37

Distributions to shareholders from
Net investment income	0 [1]	(0.21)	(0.17)	(0.19)	(0.13)	(0.16)
Net realized gains	0	0	(1.67)	(0.32)	0	0

Total distributions to shareholders	0	(0.21)	(1.84)	(0.51)	(0.13)	(0.16)

Net asset value, end of period	$13.95	$12.68	$19.25	$19.53	$17.83	$16.51

Total return[2]	10.02%	(33.01)%	8.01%	12.39%	8.75%	8.93%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,458	$43,393	$66,201	$65,913	$57,360	$37,721
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11%[3]	1.05%	1.00%	0.99%	1.04%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.11%[3]	1.05%	1.00%	0.99%	1.04%	1.16%
Net investment income (loss)	1.33%[3]	1.20%	0.83%	0.94%	0.74%	1.02%
Portfolio turnover rate	22%	25%	21%	21%	29%	80%

1	Amount represents less than $0.005 per share.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS 95.4%
CONSUMER DISCRETIONARY 9.9%
Internet & Catalog Retail 3.5%
Amazon.com, Inc. *	29,434	$2,462,448
Blue Nile, Inc. *	23,050	990,920

		3,453,368

Media 1.6%
Omnicom Group, Inc.	50,751	1,602,717

Specialty Retail 3.0%
Home Depot, Inc.	123,283	2,913,177

Textiles, Apparel & Luxury Goods 1.8%
Timberland Co., Class A *	133,659	1,773,655

CONSUMER STAPLES 12.9%
Beverages 2.2%
Diageo plc	88,862	1,276,141
PepsiCo, Inc.	16,594	912,006

		2,188,147

Food & Staples Retailing 2.7%
CVS Caremark Corp.	81,409	2,594,505

Food Products 2.1%
McCormick & Co., Inc.	63,129	2,053,586

Household Products 3.8%
Clorox Co.	25,644	1,431,704
Procter & Gamble Co.	45,370	2,318,407

		3,750,111

Tobacco 2.1%
Philip Morris International, Inc.	47,746	2,082,681

ENERGY 10.7%
Energy Equipment & Services 1.7%
Schlumberger, Ltd.	12,402	671,072
Weatherford International, Ltd. *	49,950	977,022

		1,648,094

Oil, Gas & Consumable Fuels 9.0%
Apache Corp.	22,319	1,610,316
Chevron Corp.	15,453	1,023,761
ConocoPhillips	54,505	2,292,480
Exxon Mobil Corp.	55,796	3,900,699

		8,827,256

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 17.8%
Capital Markets 4.6%
Goldman Sachs Group, Inc.	16,745	$2,468,883
State Street Corp.	21,725	1,025,420
T. Rowe Price Group, Inc.	23,835	993,204

		4,487,507

Commercial Banks 2.8%
Wells Fargo & Co. °	111,924	2,715,276

Consumer Finance 3.3%
American Express Co.	34,957	812,401
Visa, Inc., Class A	39,641	2,468,048

		3,280,449

Diversified Financial Services 4.2%
Bank of America Corp.	124,685	1,645,842
JPMorgan Chase & Co.	74,282	2,533,759

		4,179,601

Insurance 2.9%
Prudential Financial, Inc.	75,935	2,826,301

HEALTH CARE 13.2%
Biotechnology 2.1%
Amgen, Inc. *	39,639	2,098,489

Health Care Equipment & Supplies 1.5%
Medtronic, Inc.	40,817	1,424,105

Pharmaceuticals 9.6%
Johnson & Johnson	44,106	2,505,221
Merck & Co., Inc.	117,234	3,277,862
Novartis AG, ADR	64,425	2,627,896
Pfizer, Inc.	69,029	1,035,435

		9,446,414

INDUSTRIALS 6.1%
Aerospace & Defense 2.3%
Lockheed Martin Corp.	18,285	1,474,685
United Technologies Corp.	15,062	782,622

		2,257,307

Air Freight & Logistics 1.8%
Expeditors International of Washington, Inc.	21,539	718,110
United Parcel Service, Inc., Class B	21,811	1,090,332

		1,808,442

Industrial Conglomerates 2.0%
General Electric Co.	166,237	1,948,298

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 21.4%
Communications Equipment 6.7%
Cisco Systems, Inc. *	171,177	$3,190,739
QUALCOMM, Inc.	74,648	3,374,090

		6,564,829

Internet Software & Services 5.9%
Bankrate, Inc. * ρ	74,880	1,889,971
Google, Inc., Class A *	9,241	3,895,913

		5,785,884

IT Services 0.8%
Automatic Data Processing, Inc.	22,279	789,568

Semiconductors & Semiconductor Equipment 1.0%
Altera Corp.	64,842	1,055,628

Software 7.0%
FactSet Research Systems, Inc.	35,650	1,777,866
Microsoft Corp.	72,803	1,730,527
Oracle Corp.	156,469	3,351,566

		6,859,959

MATERIALS 1.0%
Chemicals 1.0%
Air Products & Chemicals, Inc.	15,995	1,033,117

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	61,890	1,537,347
Verizon Communications, Inc.	26,157	803,805

		2,341,152

Total Common Stocks (cost $94,516,836)		93,789,623

PRIVATE PLACEMENT 0.4%
FINANCIALS 0.4%
Diversified Financial Services 0.4%
Apollo Management, LP + (cost $1,955,076)	87,285	349,140

SHORT-TERM INVESTMENTS 6.0%
MUTUAL FUND SHARES 6.0%
BGI Prime Money Market Fund, Premium Shares, 0.24% q ρρ	120	120
BlackRock Liquidity TempFund, Institutional Class, 0.45% q ρρ	352,931	352,931
Evergreen Institutional Money Market Fund, Class I, 0.25% q ø ρρ	1,521,551	1,521,551
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.07% q ø	3,971,726	3,971,726
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.28% q ρρ	69,783	69,783

Total Short-Term Investments (cost $5,916,111)		5,916,111

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

Value

Total Investments (cost $102,388,023) 101.8%	$100,054,874
Other Assets and Liabilities (1.8%)	(1,760,951)

Net Assets 100.0%	$98,293,923

*	Non-income producing security
°

Investment in non-controlled affiliate. At June 30, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $3,055,038 and earned $43,650 of income for the six months ended June 30, 2009, which is included in income from affiliated issuers.

ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of June 30, 2009:

Information Technology	22.4%
Financials	18.9%
Health Care	13.8%
Consumer Staples	13.5%
Energy	11.1%
Consumer Discretionary	10.3%
Industrials	6.4%
Telecommunication Services	2.5%
Materials	1.1%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $93,839,708) including $1,887,952 of securities loaned	$91,846,321
Investments in affiliated issuers, at value (cost $8,548,315)	8,208,553

Total investments	100,054,874
Foreign currency, at value (cost $91,243)	97,940
Receivable for securities sold	1,743,133
Receivable for Fund shares sold	208,075
Dividends receivable	110,594
Receivable for securities lending income	11,546

Total assets	102,226,162

Liabilities
Payable for securities purchased	1,911,582
Payable for Fund shares redeemed	68,413
Payable for securities on loan	1,944,385
Advisory fee payable	1,722
Distribution Plan expenses payable	354
Due to other related parties	347
Accrued expenses and other liabilities	5,436

Total liabilities	3,932,239

Net assets	$98,293,923

Net assets represented by
Paid-in capital	$109,314,454
Undistributed net investment income	623,436
Accumulated net realized losses on investments	(9,317,515)
Net unrealized losses on investments	(2,326,452)

Total net assets	$98,293,923

Net assets consists of
Class 1	$46,835,499
Class 2	51,458,424

Total net assets	$98,293,923

Shares outstanding (unlimited number of shares authorized)
Class 1	3,342,457
Class 2	3,688,772

Net asset value per share
Class 1	$14.01
Class 2	$13.95

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $15,949)	$875,044
Securities lending	135,283
Income from affiliated issuers	48,640

Total investment income	1,058,967

Expenses
Advisory fee	278,207
Distribution Plan expenses	54,010
Administrative services fee	43,208
Transfer agent fees	203
Trustees’ fees and expenses	1,844
Printing and postage expenses	19,397
Custodian and accounting fees	12,330
Professional fees	14,695
Other	1,448

Total expenses	425,342
Less: Expense reductions	(16)

Net expenses	425,326

Net investment income	633,641

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	889,819
Foreign currency related transactions	(11,682)

Net realized gains on investments	878,137

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	7,302,371
Affiliated issuers	(161,409)
Foreign currency related transactions	24,361

Net change in unrealized gains or losses on investments	7,165,323

Net realized and unrealized gains or losses on investments	8,043,460

Net increase in net assets resulting from operations	$8,677,101

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009		Year Ended
	(unaudited)		December 31, 2008

Operations
Net investment income		$633,641		$1,651,126
Net realized gains or losses on investments		878,137		(4,124,302)
Net change in unrealized gains or losses on investments		7,165,323		(44,540,046)

Net increase (decrease) in net assets resulting from operations		8,677,101		(47,013,222)

Distributions to shareholders from
Net investment income
Class 1		(348)		(924,331)
Class 2		(339)		(718,696)

Total distributions to shareholders		(687)		(1,643,027)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	166,330	2,100,151	247,841	3,899,426
Class 2	426,900	5,525,717	424,144	6,908,969

		7,625,868		10,808,395

Net asset value of shares issued in reinvestment of distributions
Class 1	32	348	73,185	924,331
Class 2	31	339	57,085	718,696

		687		1,643,027

Payment for shares redeemed
Class 1	(459,897)	(5,710,955)	(1,355,770)	(22,532,369)
Class 2	(161,383)	(1,929,299)	(497,126)	(8,108,306)

		(7,640,254)		(30,640,675)

Net decrease in net assets resulting from capital share transactions		(13,699)		(18,189,253)

Total increase (decrease) in net assets		8,662,715		(66,845,502)
Net assets
Beginning of period		89,631,208		156,476,710

End of period		$98,293,923		$89,631,208

Undistributed (overdistributed) net investment income		$623,436		$(9,518)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Fundamental Large Cap Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 11, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Fundamental Large Cap Fund, increase. For the six months ended June 30, 2009, the advisory fee was equivalent to an annual rate of 0.64% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended June 30, 2009, the Fund paid brokerage commissions of $1,830 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. DISTRIBUTION PLAN

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $18,522,105 and $19,124,527, respectively, for the six months ended June 30, 2009.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$92,513,482	$1,276,141	$0	$ 93,789,623
Other	0	349,140	0	349,140
Short-term Investments	5,916,111	0	0	5,916,111

	$98,429,593	$1,625,281	$0	$100,054,874

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended June 30, 2009, the Fund loaned securities to certain brokers and earned $135,283, net of $15,105 paid to Wachovia Global Securities Lending as the securities lending agent. At June 30, 2009, the value of securities on loan and the total value of collateral received for securities loaned amounted to $1,887,952 and $1,944,385, respectively.

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $102,890,514. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,139,885 and $13,975,525, respectively, with a net unrealized depreciation of $2,835,640.

As of December 31, 2008, the Fund had $9,730,544 in capital loss carryovers for federal income tax purposes with $4,633,670 expiring in 2009, $919,366 expiring in 2010 and $4,177,508 expiring in 2016.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended December 31, 2008 in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended June 30, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

22

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new Investment Advisory Agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$67,316,747
Net assets voted “Against”	$2,229,515
Net assets voted “Abstain”	$3,972,180

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566887 rv6 08/2009

Evergreen VA Growth Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

August 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA Growth Fund for the six-month period ended June 30, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April, stocks rallied off their March lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March. International indexes soared for the quarter, as hopes for a “V-shaped” recovery surfaced, particularly in developing regions. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses

2

LETTER TO SHAREHOLDERS continued

and an unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their most recent meeting on June 24, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

In this challenging environment, we continue to emphasize fully diversified strategies, including exposure to international markets, for long-term investors in order to participate in equity market gains while limiting the potential for losses. Periods of economic weakness have previously been accompanied by increases in market volatility, allowing for active managers to typically outperform passive strategies. Therefore, we encourage investors, now as always, to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of June 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Jeffrey S. Drummond, CFA; Linda Z. Freeman, CFA; Paul Carder, CFA; Jeffrey Harrison, CFA; Edward Rick, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/3/1998

	Class 1	Class 2
Class inception date	3/3/1998	7/31/2002

6-month return	16.99%	16.83%

Average annual return

1-year	-20.27%	-20.51%

5-year	-0.19%	-0.45%

10-year	3.56%	3.37%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA Growth Fund Class 1 shares versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of June 30, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$1,169.85	$5.38
Class 2	$1,000.00	$1,168.27	$6.72
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,019.84	$5.01
Class 2	$1,000.00	$1,018.60	$6.26

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class 1 and 1.25% for Class 2), multiplied by the average account value over the period, multiplied by 181/365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

CLASS 1		2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.25	$14.02	$15.60	$14.70	$13.80	$12.12

Income from investment operations
Net investment income (loss)	(0.01)	0.01 [1]	(0.05)[1]	(0.08)	(0.09)[1]	(0.09)
Net realized and unrealized gains or losses on investments	1.41	(5.78)	1.63	1.70	0.99	1.77

Total from investment operations	1.40	(5.77)	1.58	1.62	0.90	1.68

Distributions to shareholders from
Net investment income	0 [2]	0 [2]	0	0	0	0
Net realized gains	0	0	(3.15)	(0.72)	0	0
Tax basis return of capital	0	0	(0.01)	0	0	0

Total distributions to shareholders	0	0	(3.16)	(0.72)	0	0

Net asset value, end of period	$9.65	$8.25	$14.02	$15.60	$14.70	$13.80

Total return[3]	16.99%	(41.13)%	11.05%	11.04%	6.52%	13.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$32,293	$26,836	$71,001	$75,079	$79,250	$24,221
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%[4]	0.93%	0.90%	0.88%	0.92%	0.96%
Expenses excluding waivers/reimbursements and expense reductions	1.04%[4]	0.94%	0.90%	0.88%	0.92%	0.96%
Net investment income (loss)	(0.29)%[4]	0.08%	(0.32)%	(0.50)%	(0.64)%	(0.74)%
Portfolio turnover rate	72%	106%	112%	101%	142%	81%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Total return does not reflect charges attributable to your insurance company’s separate account.
4	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

CLASS 2		2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.09	$13.78	$15.41	$14.58	$13.72	$12.08

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.02)[1]	(0.09)[1]	(0.12)	(0.12)[1]	(0.10)
Net realized and unrealized gains or losses on investments	1.38	(5.67)	1.62	1.67	0.98	1.74

Total from investment operations	1.36	(5.69)	1.53	1.55	0.86	1.64

Distributions to shareholders from
Net investment income	0 [2]	0	0	0	0	0
Net realized gains	0	0	(3.15)	(0.72)	0	0
Tax basis return of capital	0	0	(0.01)	0	0	0

Total distributions to shareholders	0	0	(3.16)	(0.72)	0	0

Net asset value, end of period	$9.45	$8.09	$13.78	$15.41	$14.58	$13.72

Total return[3]	16.83%	(41.29)%	10.84%	10.63%	6.27%	13.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,070	$7,732	$14,352	$14,636	$13,181	$4,960
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.25%[4]	1.18%	1.15%	1.13%	1.17%	1.21%
Expenses excluding waivers/reimbursements and expense reductions	1.29%[4]	1.19%	1.15%	1.13%	1.17%	1.21%
Net investment income (loss)	(0.53)%[4]	(0.17)%	(0.57)%	(0.75)%	(0.90)%	(0.99)%
Portfolio turnover rate	72%	106%	112%	101%	142%	81%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Total return does not reflect charges attributable to your insurance company’s separate account.
4	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS 95.6%
CONSUMER DISCRETIONARY 17.0%
Distributors 1.0%
LKQ Corp. *	24,900	$409,605

Diversified Consumer Services 1.7%
Capella Education Co. *	11,100	665,445

Hotels, Restaurants & Leisure 4.6%
Chipotle Mexican Grill, Inc., Class A	4,800	384,000
P.F. Chang’s China Bistro, Inc. * ρ	12,100	387,926
Penn National Gaming, Inc. *	20,100	585,111
Texas Roadhouse, Inc., Class A *	44,600	486,586

		1,843,623

Internet & Catalog Retail 1.6%
Blue Nile, Inc.	15,010	645,280

Media 2.3%
Marvel Entertainment, Inc. *	13,100	466,229
National CineMedia, Inc.	33,957	467,248

		933,477

Specialty Retail 3.2%
Aeropostale, Inc. *	13,500	462,645
Children’s Place Retail Stores, Inc. *	8,600	227,298
DSW, Inc., Class A	20,100	197,985
Hibbett Sports, Inc. *	22,500	405,000

		1,292,928

Textiles, Apparel & Luxury Goods 2.6%
Iconix Brand Group, Inc. *	32,900	506,002
The Warnaco Group, Inc. *	17,000	550,800

		1,056,802

CONSUMER STAPLES 1.3%
Food Products 0.5%
TreeHouse Foods, Inc. *	7,600	218,652

Personal Products 0.8%
Chattem, Inc. *	4,463	303,930

ENERGY 5.7%
Energy Equipment & Services 1.8%
Core Laboratories NV	3,093	269,555
Matrix Service Co. *	40,800	468,384

		737,939

Oil, Gas & Consumable Fuels 3.9%
Goodrich Petroleum Corp. ρ	8,000	196,720
Newfield Exploration Co. *	8,300	271,161

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Petrohawk Energy Corp. *	28,700	$640,010
World Fuel Services Corp.	10,806	445,532

		1,553,423

FINANCIALS 8.2%
Capital Markets 3.2%
Greenhill & Co. ρ	5,320	384,157
Stifel Financial Corp. *	11,904	572,463
Waddell & Reed Financial, Inc., Class A	13,900	366,543

		1,323,163

Commercial Banks 1.9%
First Horizon National Corp.	40,859	490,305
Signature Bank *	10,000	271,200

		761,505

Diversified Financial Services 1.8%
MSCI, Inc., Class A	19,700	481,468
Portfolio Recovery Associates, Inc. *	6,200	240,126

		721,594

Real Estate Investment Trusts (REITs) 1.3%
Redwood Trust, Inc.	35,300	521,028

HEALTH CARE 16.9%
Biotechnology 3.1%
Alexion Pharmaceuticals, Inc. *	14,900	612,688
Myriad Genetics, Inc. *	10,400	370,760
United Therapeutics Corp. *	3,100	258,323

		1,241,771

Health Care Equipment & Supplies 4.8%
Haemonetics Corp. *	4,200	239,400
Inverness Medical Innovations, Inc. *	14,500	515,910
NuVasive, Inc. *	15,200	677,920
Wright Medical Group, Inc. *	14,900	242,274
Zoll Medical Corp. *	13,500	261,090

		1,936,594

Health Care Providers & Services 2.7%
CardioNet, Inc. * ρ	11,800	192,576
HMS Holdings Corp. *	14,500	590,440
PSS World Medical, Inc.	17,000	314,670

		1,097,686

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Technology 3.7%
Allscripts-Misys Heathcare Solutions, Inc. ρ	30,800	$488,488
Computer Programs & Systems, Inc.	5,500	210,705
MedAssets, Inc. *	24,900	484,305
Phase Forward, Inc.	19,400	293,134

		1,476,632

Life Sciences Tools & Services 2.6%
Icon plc *	14,138	305,098
Illumina, Inc. *	19,700	767,118

		1,072,216

INDUSTRIALS 14.8%
Aerospace & Defense 2.0%
ARGON ST, Inc. *	27,279	561,129
Hexcel Corp. *	25,019	238,431

		799,560

Air Freight & Logistics 2.4%
Atlas Air Worldwide Holdings *	23,500	544,965
Forward Air Corp.	6,933	147,812
UTi Worldwide, Inc. *	25,600	291,840

		984,617

Commercial Services & Supplies 3.5%
EnerNOC, Inc. ρ	10,655	230,894
Steiner Leisure, Ltd. *	11,200	341,936
Team, Inc. *	23,500	368,245
Waste Connections, Inc. *	18,500	479,335

		1,420,410

Construction & Engineering 2.7%
Pike Electric Corp. *	42,468	511,739
Quanta Services, Inc. *	24,200	559,746

		1,071,485

Electrical Equipment 1.2%
Polypore International, Inc. *	34,593	384,674
Regal-Beloit Corp.	2,400	95,328

		480,002

Machinery 0.8%
RBC Bearings, Inc. *	16,300	333,335

Professional Services 0.5%
Resources Connection, Inc. *	12,800	219,776

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.3%
Heartland Express, Inc.	7,907	$116,391

Trading Companies & Distributors 1.4%
Interline Brands, Inc. *	24,922	340,933
MSC Industrial Direct Co., Class A	6,200	219,976

		560,909

INFORMATION TECHNOLOGY 27.2%
Communications Equipment 3.4%
Adtran, Inc.	24,600	528,162
DG FastChannel, Inc.	13,100	239,730
Harmonic, Inc.	35,300	207,917
Neutral Tandem, Inc. *	13,857	409,059

		1,384,868

Electronic Equipment, Instruments & Components 0.4%
Benchmark Electronics, Inc. *	9,922	142,877

Internet Software & Services 9.3%
ComScore, Inc. *	23,023	306,666
Constant Contact, Inc. ρ	25,900	513,856
Digital River, Inc. *	6,900	250,608
Equinix, Inc. *	8,778	638,548
LivePerson, Inc. ρ	75,757	303,028
NIC, Inc.	102,607	694,650
SupportSoft, Inc. *	104,400	226,548
Switch & Data Facilities Co., Inc. *	16,600	194,718
ValueClick, Inc.	14,100	148,332
Vocus, Inc. *	23,550	465,348

		3,742,302

IT Services 1.0%
Alliance Data Systems Corp. * ρ	9,700	399,543

Semiconductors & Semiconductor Equipment 8.9%
Advanced Energy Industries, Inc. *	25,300	227,447
Atheros Communications, Inc. *	20,100	386,724
ATMI, Inc. *	17,574	272,924
Cavium Networks, Inc. * ρ	39,100	657,271
FormFactor, Inc. *	32,500	560,300
Mellanox Technologies, Ltd. *	43,200	519,696
NetLogic Microsystems, Inc. *	16,300	594,298
Tessera Technologies, Inc. *	15,600	394,524

		3,613,184

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.2%
Blackboard, Inc. *	5,000	$144,300
Concur Technologies, Inc. *	16,564	514,809
Smith Micro Software, Inc.	30,400	298,528
Solera Holdings, Inc.	10,000	254,000
Taleo Corp., Class A *	7,300	133,371
Ultimate Software Group, Inc. *	13,851	335,748

		1,680,756

MATERIALS 2.9%
Chemicals 1.6%
Cytec Industries, Inc.	19,000	353,780
Intrepid Potash, Inc. *	9,795	275,044

		628,824

Containers & Packaging 0.7%
Silgan Holdings, Inc.	5,900	289,277

Metals & Mining 0.6%
Brush Engineered Materials, Inc. *	14,975	250,831

TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
SBA Communications Corp., Class A *	26,300	645,402

Total Common Stocks (cost $34,544,828)		38,577,642

EXCHANGE TRADED FUND 1.0%
iShares Russell 2000 Growth Index Fund (cost $401,611)	7,092	402,045

SHORT-TERM INVESTMENTS 11.9%
MUTUAL FUND SHARES 11.9%
BGI Prime Money Market Fund, Premium Shares, 0.24% q ρρ	171	171
BlackRock Liquidity TempFund, Institutional Class, 0.45% q ρρ	504,655	504,655
Evergreen Institutional Money Market Fund, Class I, 0.25% q ø ρρ	4,227,301	4,227,301
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.28% q ρρ	99,782	99,782

Total Short-Term Investments (cost $4,831,909)		4,831,909

Total Investments (cost $39,778,348) 108.5%		43,811,596
Other Assets and Liabilities (8.5%)		(3,448,304)

Net Assets 100.0%		$40,363,292

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of June 30, 2009:

Information Technology	28.1%
Consumer Discretionary	17.6%
Health Care	17.5%
Industrials	15.4%
Financials	8.5%
Energy	5.9%
Materials	3.0%
Telecommunication Services	2.7%
Consumer Staples	1.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $35,551,047) including $2,645,043 of securities loaned	$39,584,295
Investments in affiliated issuers, at value (cost $4,227,301)	4,227,301

Total investments	43,811,596
Receivable for securities sold	846,224
Receivable for Fund shares sold	303
Dividends receivable	10,202
Receivable for securities lending income	4,252

Total assets	44,672,577

Liabilities
Payable for securities purchased	1,437,528
Payable for Fund shares redeemed	84,092
Payable for securities on loan	2,780,290
Advisory fee payable	761
Distribution Plan expenses payable	56
Due to other related parties	134
Accrued expenses and other liabilities	6,424

Total liabilities	4,309,285

Net assets	$40,363,292

Net assets represented by
Paid-in capital	$51,993,263
Overdistributed net investment loss	(58,658)
Accumulated net realized losses on investments	(15,604,561)
Net unrealized gains on investments	4,033,248

Total net assets	$40,363,292

Net assets consists of
Class 1	$32,293,343
Class 2	8,069,949

Total net assets	$40,363,292

Shares outstanding (unlimited number of shares authorized)
Class 1	3,347,057
Class 2	853,898

Net asset value per share
Class 1	$9.65
Class 2	$9.45

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $93)	$88,285
Securities lending	28,871
Income from affiliated issuers	4,134

Total investment income	121,290

Expenses
Advisory fee	118,519
Distribution Plan expenses	9,210
Administrative services fee	16,931
Transfer agent fees	112
Trustees’ fees and expenses	1,060
Printing and postage expenses	16,391
Custodian and accounting fees	7,136
Professional fees	15,483
Other	378

Total expenses	185,220
Less: Expense reductions	(6)
Fee waivers	(6,690)

Net expenses	178,524

Net investment loss	(57,234)

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(2,921,978)
Net change in unrealized gains or losses on securities in unaffiliated issuers	8,371,467

Net realized and unrealized gains or losses on investments	5,449,489

Net increase in net assets resulting from operations	$5,392,255

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009		Year Ended
	(unaudited)		December 31, 2008

Operations
Net investment income (loss)		$(57,234)		$18,833
Net realized losses on investments		(2,921,978)		(12,163,867)
Net change in unrealized gains or losses on investments		8,371,467		(17,143,483)

Net increase (decrease) in net assets resulting from operations		5,392,255		(29,288,517)

Distributions to shareholders from
Net investment income
Class 1		(3,055)		(11,683)
Class 2		(915)		0

Total distributions to shareholders		(3,970)		(11,683)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	551,478	4,981,115	677,691	7,629,693
Class 2	6,299	55,358	66,459	650,415

		5,036,473		8,280,108

Net asset value of shares issued in reinvestment of distributions
Class 1	410	3,055	1,486	11,683
Class 2	124	915	0	0

		3,970		11,683

Payment for shares redeemed
Class 1	(457,663)	(3,758,327)	(2,489,390)	(28,081,353)
Class 2	(108,165)	(875,050)	(152,234)	(1,695,025)

		(4,633,377)		(29,776,378)

Net increase (decrease) in net assets resulting from capital share transactions		407,066		(21,484,587)

Total increase (decrease) in net assets		5,795,351		(50,784,787)
Net assets
Beginning of period		34,567,941		85,352,728

End of period		$40,363,292		$34,567,941

Undistributed (overdistributed) net investment income (loss)		$(58,658)		$2,546

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Growth Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 11, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Growth Fund, increase. For the six months ended June 30, 2009, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2009, EIMC voluntarily waived its advisory fee in the amount of $6,690.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

six months ended June 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended June 30, 2009, the Fund paid brokerage commissions of $783 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. DISTRIBUTION PLAN

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $24,137,248 and $24,161,616, respectively, for the six months ended June 30, 2009.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$38,577,642	$0	$0	$38,577,642
Other	402,045	0	0	402,045
Short-term Investments	4,831,909	0	0	4,831,909

	$43,811,596	$0	$0	$43,811,596

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended June 30, 2009, the Fund loaned securities to certain brokers and earned $28,871, net of $3,255 paid to Wachovia Global Securities Lending as the securities lending agent. At June 30, 2009, the value of securities on loan and the total value of collateral received for securities loaned amounted to $2,645,043 and $2,780,290, respectively.

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $41,377,620. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,597,229 and $2,163,253, respectively, with a net unrealized appreciation of $2,433,976.

As of December 31, 2008, the Fund had $9,294,496 in capital loss carryovers for federal income tax purposes expiring in 2016.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2008, the Fund incurred and elected to defer post-October losses of $2,579,959.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended June 30, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

24

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — The consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$16,248,025
Net assets voted “Against”	$237,226
Net assets voted “Abstain”	$461,020

25

This page left intentionally blank

26

This page left intentionally blank

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566900 rv6 08/2009

Evergreen VA High Income Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
43	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

LETTER TO SHAREHOLDERS

August 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA High Income Fund for the six-month period ended June 30, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April, stocks rallied off their March lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March. International indexes soared for the quarter, as hopes for a “V-shaped” recovery surfaced, particularly in developing regions. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses

LETTER TO SHAREHOLDERS continued

and an unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their most recent meeting on June 24, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

In this challenging environment, we continue to emphasize fully diversified strategies, including exposure to international markets, for long-term investors in order to participate in equity market gains while limiting the potential for losses. Periods of economic weakness have previously been accompanied by increases in market volatility, allowing for active managers to typically outperform passive strategies. Therefore, we encourage investors, now as always, to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

FUND AT A GLANCE

as of June 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Manager:

Andrew Cestone

PERFORMANCE AND RETURNS

Portfolio inception date: 6/30/1999

	Class 1	Class 2
Class inception date	6/30/1999	7/31/2002

6-month return	26.35%	26.23%

Average annual return

1-year	-5.04%	-5.32%

5-year	2.72%	2.44%

10-year	5.55%	5.35%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA High Income Fund Class 1 shares versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Loans are subject to risks similar to those associated with other below investment grade bond investments, such as credit risk (e.g. risk of issuer default), below investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price.

†	Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

FUND AT A GLANCE continued

This section left intentionally blank

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	1/1/2009	6/30/2009	During Period*

Actual
Class 1	$1,000.00	$1,263.46	$5.61
Class 2	$1,000.00	$1,262.28	$7.01
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,019.84	$5.01
Class 2	$1,000.00	$1,018.60	$6.26

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class 1 and 1.25% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

CLASS 1		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.25	$9.88	$10.41	$10.27	$10.76	$10.45

Income from investment operations
Net investment income (loss)	0.41	0.95	0.87	0.76 [1]	0.80	0.72
Net realized and unrealized gains or losses on investments	1.28	(3.61)	(0.58)	0.15	(0.64)	0.19

Total from investment operations	1.69	(2.66)	0.29	0.91	0.16	0.91

Distributions to shareholders from
Net investment income	(0.02)	(0.97)	(0.79)	(0.77)	(0.65)	(0.60)
Tax basis return of capital	0	0	(0.03)	0	0	0

Total distributions to shareholders	(0.02)	(0.97)	(0.82)	(0.77)	(0.65)	(0.60)

Net asset value, end of period	$7.92	$6.25	$9.88	$10.41	$10.27	$10.76

Total return[2]	26.35%	(25.68)%	2.82%	8.95%	1.48%	8.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,211	$5,768	$9,169	$10,083	$10,598	$11,736
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%[3]	0.92%	0.80%	0.75%	0.78%	0.99%
Expenses excluding waivers/reimbursements and expense reductions	1.13%[3]	1.03%	0.80%	0.75%	0.78%	1.00%
Net investment income (loss)	11.51%[3]	9.70%	7.52%	7.20%	6.79%	6.60%
Portfolio turnover rate	70%	99%	86%	58%	67%	65%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

CLASS 2		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.25	$9.85	$10.38	$10.23	$10.73	$10.43

Income from investment operations
Net investment income (loss)	0.37	0.94	0.80	0.73 [1]	0.74	0.68 [1]
Net realized and unrealized gains or losses on investments	1.30	(3.60)	(0.54)	0.16	(0.62)	0.19

Total from investment operations	1.67	(2.66)	0.26	0.89	0.12	0.87

Distributions to shareholders from
Net investment income	(0.02)	(0.94)	(0.76)	(0.74)	(0.62)	(0.57)
Tax basis return of capital	0	0	(0.03)	0	0	0

Total distributions to shareholders	(0.02)	(0.94)	(0.79)	(0.74)	(0.62)	(0.57)

Net asset value, end of period	$7.90	$6.25	$9.85	$10.38	$10.23	$10.73

Total return[2]	26.23%	(25.90)%	2.52%	8.66%	1.15%	8.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,843	$16,790	$28,138	$29,510	$26,770	$16,698
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.25%[3]	1.17%	1.05%	1.00%	1.03%	1.24%
Expenses excluding waivers/reimbursements and expense reductions	1.38%[3]	1.28%	1.05%	1.00%	1.03%	1.25%
Net investment income (loss)	11.30%[3]	9.41%	7.28%	6.95%	6.55%	6.31%
Portfolio turnover rate	70%	99%	86%	58%	67%	65%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.2%
FIXED-RATE 0.6%
Bear Stearns Comml. Mtge. Securities Trust, Ser. 2007-PW15, Class A4, 5.33%, 02/11/2044	$80,000	$64,950
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG9, Class AM, 5.48%, 03/10/2039	10,000	5,300
Morgan Stanley Capital I Trust, Ser. 2006-HQ10, Class AM, 5.36%, 11/21/2041	130,000	73,118

		143,368

FLOATING-RATE 1.6%
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class A4, 5.89%, 12/10/2049	115,000	91,242
GE Comml. Mtge. Trust:
Ser. 2006-C7, Class AM, 5.99%, 06/10/2046	130,000	72,729
Ser. 2007-C9, Class A4, 6.01%, 12/10/2049	75,000	59,814
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.99%, 08/10/2045	85,000	64,473
Morgan Stanley Capital I Trust:
Ser. 2006-IQ11, Class AM, 5.95%, 10/15/2042	15,000	8,302
Ser. 2007-2A, Class 2A, 5.81%, 08/12/2045 144A ☐	225,000	127,251

		423,811

Total Commercial Mortgage-Backed Securities (cost $514,037)		567,179

CORPORATE BONDS 66.6%
CONSUMER DISCRETIONARY 10.9%
Auto Components 1.6%
Cooper Standard Automotive, Inc.:
7.00%, 12/15/2012	15,000	3,000
8.375%, 12/15/2014	40,000	2,600
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	310,000	187,550
Goodyear Tire & Rubber Co.:
5.01%, 12/01/2009	60,000	59,700
7.86%, 08/15/2011	65,000	63,700
8.625%, 12/01/2011	35,000	34,650
9.00%, 07/01/2015	13,000	12,935
10.50%, 05/15/2016	45,000	45,675

		409,810

Diversified Consumer Services 0.3%
Carriage Services, Inc., 7.875%, 01/15/2015	90,000	68,175
Service Corporation International, 6.75%, 04/01/2015	5,000	4,550

		72,725

Hotels, Restaurants & Leisure 2.0%
Boyd Gaming Corp.:
7.125%, 02/01/2016	20,000	14,925
7.75%, 12/15/2012	5,000	4,675
Caesars Entertainment, Inc., 7.875%, 03/15/2010	75,000	69,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure continued
Harrah’s Entertainment Corp., 11.25%, 06/01/2017 144A	$80,000	$76,000
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 ••	85,000	34,425
MGM MIRAGE:
6.625%, 07/15/2015	20,000	13,150
8.50%, 09/15/2010	65,000	59,312
11.125%, 11/15/2017 144A	30,000	31,950
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	3,000	2,955
Seneca Gaming Corp., 7.25%, 05/01/2012	30,000	26,100
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	75,000	45,375
Speedway Motorsports, Inc., 8.75%, 06/01/2016 144A	35,000	35,613
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	290,000	37,337
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	90,000	85,950

		536,767

Household Durables 2.5%
D.R. Horton, Inc.:
6.00%, 04/15/2011	10,000	9,850
9.75%, 09/15/2010	110,000	112,200
Hovnanian Enterprises, Inc.:
8.00%, 04/01/2012 ρ	15,000	10,725
11.50%, 05/01/2013	10,000	8,700
Lennar Corp.:
5.125%, 10/01/2010	130,000	125,450
5.60%, 05/31/2015	5,000	3,963
12.25%, 06/01/2017 144A	5,000	5,275
Libbey, Inc., FRN, 8.26%, 06/01/2011	110,000	68,750
Meritage Homes Corp.:
6.25%, 03/15/2015	50,000	39,500
7.00%, 05/01/2014	65,000	53,625
Newell Rubbermaid, Inc., 10.60%, 04/15/2019	20,000	23,037
Pulte Homes, Inc.:
7.875%, 08/01/2011	70,000	70,525
8.125%, 03/01/2011	40,000	40,400
Sealy Mattress Corp., 10.875%, 04/15/2016 144A	20,000	21,050
Whirlpool Corp., 8.60%, 05/01/2014	55,000	57,531

		650,581

Internet & Catalog Retail 0.2%
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016 144A	50,000	44,750

Media 2.2%
CBS Corp., 8.875%, 05/15/2019	60,000	58,571
Charter Communications, Inc.:
10.875%, 09/15/2014 144A	195,000	202,800
Step Bond, 10.00%, 04/30/2012 144A ††	60,000	58,050

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
CSC Holdings, Inc., 7.625%, 04/01/2011	$25,000	$24,875
DirectTV Holdings, LLC, 7.625%, 05/15/2016	20,000	19,550
Interpublic Group of Companies, Inc., 10.00%, 07/15/2017 144A	15,000	15,187
Ion Media Networks, Inc., FRN, 7.38%, 01/15/2013 144A •	134,392	1,680
Lamar Media Corp.:
6.625%, 08/15/2015	5,000	4,400
7.25%, 01/01/2013	10,000	9,563
Mediacom, LLC, 7.875%, 02/15/2011	30,000	29,400
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A •	32,000	14,880
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	15,000	10,088
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	20,000	14,850
WMG Acquisition Corp., 9.50%, 06/15/2016 144A	75,000	75,375
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	30,000	24,562
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	110,000	275
10.00%, 03/01/2011 •	90,000	225

		564,331

Multiline Retail 0.0%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	15,365	9,142

Specialty Retail 0.8%
American Achievement Corp.:
8.25%, 04/01/2012 144A	160,000	150,400
Step Bond, 10.25%, 10/01/2012 ††	30,000	21,787
Limited Brands, Inc., 8.50%, 06/15/2019 144A	35,000	33,588

		205,775

Textiles, Apparel & Luxury Goods 1.3%
Oxford Industries, Inc.:
8.875%, 06/01/2011	147,000	147,735
11.375%, 07/15/2015 144A	145,000	142,644
Visant Corp., 7.625%, 10/01/2012	60,000	60,150

		350,529

CONSUMER STAPLES 1.9%
Beverages 0.5%
Anheuser-Busch InBev:
6.875%, 11/15/2019 144A	5,000	5,195
7.75%, 01/15/2019 144A	50,000	54,776
Cott Beverages, Inc., 8.00%, 12/15/2011	85,000	79,475

		139,446

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 0.9%
Del Monte Foods Co., 8.625%, 12/15/2012	$70,000	$71,225
Smithfield Foods, Inc.:
7.00%, 08/01/2011	80,000	76,400
10.00%, 07/15/2014 144A	60,000	59,550
Tyson Foods, Inc.:
7.85%, 04/01/2016	20,000	19,385
10.50%, 03/01/2014 144A	10,000	10,900

		237,460

Tobacco 0.5%
Altria Group, Inc., 10.20%, 02/06/2039	100,000	118,468

ENERGY 10.9%
Energy Equipment & Services 2.6%
Bristow Group, Inc., 7.50%, 09/15/2017	75,000	68,437
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	220,000	163,900
GulfMark Offshore, Inc., 7.75%, 07/15/2014	80,000	73,600
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	115,000	104,794
Parker Drilling Co., 9.625%, 10/01/2013	49,000	45,570
PHI, Inc., 7.125%, 04/15/2013	115,000	102,925
Pride International, Inc., 8.50%, 06/15/2019	65,000	64,512
Smith International, Inc., 9.75%, 03/15/2019	55,000	63,633

		687,371

Oil, Gas & Consumable Fuels 8.3%
Bill Barrett Corp., 9.875%, 07/15/2016	30,000	28,552
Chesapeake Energy Corp.:
6.875%, 01/15/2016	250,000	221,875
9.50%, 02/15/2015	95,000	96,187
Delta Petroleum Corp., 7.00%, 04/01/2015	60,000	32,700
El Paso Corp.:
7.42%, 02/15/2037	100,000	77,451
12.00%, 12/12/2013	25,000	27,625
Encore Acquisition Co., 6.00%, 07/15/2015	100,000	83,000
Exco Resources, Inc., 7.25%, 01/15/2011	160,000	156,000
Ferrellgas Partners, LP, 8.75%, 06/15/2012	25,000	23,375
Forest Oil Corp.:
7.25%, 06/15/2019	90,000	81,000
8.50%, 02/15/2014 144A	40,000	39,500
Frontier Oil Corp., 6.625%, 10/01/2011	50,000	49,000
Holly Corp., 9.875%, 06/15/2017 144A	35,000	34,125
Newfield Exploration Co.:
6.625%, 04/15/2016	5,000	4,538
7.125%, 05/15/2018	10,000	9,138
Nustar Logistics, LP, 7.65%, 04/15/2018	125,000	121,530

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Peabody Energy Corp.:
5.875%, 04/15/2016	$155,000	$137,175
7.875%, 11/01/2026	95,000	82,412
Penn Virginia Corp., 10.375%, 06/15/2016	20,000	20,450
Petrohawk Energy Corp.:
7.875%, 06/01/2015	95,000	88,350
10.50%, 08/01/2014 144A	25,000	25,687
Plains Exploration & Production Co., 7.625%, 06/01/2018	140,000	126,350
Range Resources Corp., 8.00%, 05/15/2019	10,000	9,888
Sabine Pass LNG, LP, 7.25%, 11/30/2013	225,000	191,812
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	15,000	12,900
Southwestern Energy Co., 7.50%, 02/01/2018 144A	10,000	9,650
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 144A	45,000	15,075
Tesoro Corp.:
6.25%, 11/01/2012	30,000	28,650
6.50%, 06/01/2017	25,000	21,500
9.75%, 06/01/2019	40,000	39,700
Valero Energy Corp., 6.875%, 07/15/2012	55,000	56,325
Williams Cos.:
8.125%, 03/15/2012	105,000	108,882
8.75%, 01/15/2020 144A	40,000	41,772
8.75%, 03/15/2032	65,000	65,486

		2,167,660

FINANCIALS 12.4%
Capital Markets 0.7%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	40,000	32,400
12.50%, 11/30/2017 144A	73,000	81,395
12.50%, 11/30/2017	53,000	59,095
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018 •	15,000	2,475

		175,365

Consumer Finance 8.3%
Bunge Limited Finance Co., 8.50%, 06/15/2019	20,000	20,948
CCH II Capital Corp., 10.25%, 09/15/2010	185,000	196,100
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	400,000	386,108
9.75%, 09/15/2010	80,000	76,652
GMAC, LLC:
6.75%, 12/01/2014 144A	75,000	59,625
6.875%, 09/15/2011 144A	25,000	22,125
6.875%, 08/28/2012 144A	199,000	168,155
7.50%, 12/31/2013 144A	155,000	121,675

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
GMAC, LLC:
7.75%, 01/19/2010 144A	$155,000	$152,675
8.00%, 12/31/2018 144A	167,000	107,715
8.00%, 11/01/2031 144A	132,000	93,720
International Lease Finance Corp.:
4.375%, 11/01/2009	35,000	33,891
4.55%, 10/15/2009	10,000	9,701
4.75%, 07/01/2009	40,000	40,000
4.75%, 01/13/2012	40,000	31,523
4.875%, 09/01/2010	45,000	40,348
JBS USA Finance, Inc., 11.625%, 05/01/2014 144A	150,000	142,500
NiSource Finance Corp., 10.75%, 03/15/2016	150,000	166,581
Pinnacle Foods Finance, LLC, 10.625%, 04/01/2017	40,000	34,000
Sprint Capital Corp.:
6.875%, 11/15/2028	275,000	196,625
7.625%, 01/30/2011	65,000	64,594

		2,165,261

Diversified Financial Services 1.4%
Citigroup, Inc., 8.50%, 05/22/2019	45,000	45,852
Leucadia National Corp.:
7.00%, 08/15/2013	20,000	18,500
7.125%, 03/15/2017	90,000	73,575
8.125%, 09/15/2015	245,000	222,950

		360,877

Real Estate Investment Trusts (REITs) 1.5%
Host Marriott Corp.:
7.125%, 11/01/2013	45,000	42,525
9.00%, 05/15/2017 144A	25,000	23,938
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	85,000	77,987
Simon Property Group, Inc., 10.35%, 04/01/2019	20,000	22,761
Ventas, Inc.:
6.75%, 04/01/2017	99,000	89,347
7.125%, 06/01/2015	59,000	57,230
9.00%, 05/01/2012	35,000	36,225
WEA Finance, LLC, 7.50%, 06/02/2014 144A	40,000	40,176

		390,189

Real Estate Management & Development 0.1%
CB Richard Ellis Services, Inc., 11.625%, 06/15/2017 144A	25,000	24,937

Thrifts & Mortgage Finance 0.4%
Residential Capital, LLC, 8.50%, 05/15/2010	125,000	109,375

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 2.9%
Health Care Equipment & Supplies 0.3%
Biomet, Inc.:
10.375%, 10/15/2017	$35,000	$34,037
11.625%, 10/15/2017	40,000	39,400

		73,437

Health Care Providers & Services 2.5%
Apria Healthcare Group, 11.25%, 11/01/2014 144A	45,000	43,650
Cigna Corp., 8.50%, 05/01/2019	35,000	35,544
HCA, Inc.:
6.30%, 10/01/2012	25,000	23,063
7.875%, 02/01/2011	35,000	34,606
8.50%, 04/15/2019 144A	145,000	142,825
8.75%, 09/01/2010	55,000	55,412
9.625%, 11/15/2016	226,000	224,305
Omnicare, Inc., 6.125%, 06/01/2013	70,000	63,700
Symbion, Inc., 11.00%, 08/23/2015	27,159	18,061

		641,166

Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc.:
7.50%, 08/15/2013	10,000	9,913
8.00%, 09/15/2016 144A	30,000	29,775

		39,688

INDUSTRIALS 5.4%
Aerospace & Defense 2.3%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	80,000	73,800
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	530,000	473,025
6.375%, 10/15/2015	20,000	18,250
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	55,000	34,650

		599,725

Commercial Services & Supplies 1.6%
Browning-Ferris Industries, Inc., 9.25%, 05/01/2021	165,000	172,974
Corrections Corporation of America:
6.25%, 03/15/2013	30,000	28,575
6.75%, 01/31/2014	5,000	4,775
7.50%, 05/01/2011	5,000	5,013
7.75%, 06/01/2017	75,000	74,250
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	15,000	15,675
Geo Group, Inc., 8.25%, 07/15/2013	30,000	29,400
Interface, Inc., 11.375%, 11/01/2013 144A	15,000	15,600
Mobile Mini, Inc., 6.875%, 05/01/2015	90,000	75,375

		421,637

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 0.9%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	$384,000	$220,800

Road & Rail 0.2%
Kansas City Southern:
8.00%, 06/01/2015	20,000	18,700
13.00%, 12/15/2013	25,000	27,625

		46,325

Trading Companies & Distributors 0.4%
RSC Equipment Rental, Inc., 10.00%, 07/15/2017 144A	35,000	35,087
United Rentals North America, Inc.:
6.50%, 02/15/2012	60,000	58,500
10.875%, 06/15/2016 144A	15,000	14,475

		108,062

INFORMATION TECHNOLOGY 2.7%
Communications Equipment 0.2%
EchoStar Corp.:
6.625%, 10/01/2014	25,000	23,125
7.125%, 02/01/2016	10,000	9,375
7.75%, 05/31/2015	25,000	23,938

		56,438

Electronic Equipment, Instruments & Components 1.6%
Anixter International, Inc., 10.00%, 03/15/2014	85,000	85,000
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	40,000	35,150
Jabil Circuit, Inc.:
5.875%, 07/15/2010	15,000	14,775
8.25%, 03/15/2018	245,000	221,725
Sanmina-SCI Corp., 8.125%, 03/01/2016	85,000	62,369

		419,019

Internet Software & Services 0.4%
Terremark Worldwide, Inc., 12.00%, 06/15/2017 144A	95,000	91,675

IT Services 0.1%
iPayment, Inc., 9.75%, 05/15/2014	35,000	19,075

Semiconductors & Semiconductor Equipment 0.4%
National Semiconductor Corp., 6.60%, 06/15/2017	20,000	17,518
Spansion, Inc., FRN, 3.79%, 06/01/2013 144A •	145,000	94,975

		112,493

MATERIALS 6.6%
Chemicals 2.1%
Cytec Industries, Inc., 8.95%, 07/01/2017	40,000	39,889
Dow Chemical Co., 8.55%, 05/15/2019	60,000	60,206

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Huntsman, LLC, 11.625%, 10/15/2010	$70,000	$71,925
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	150,000	135,375
MacDermid, Inc., 9.50%, 04/15/2017 144A	17,000	12,495
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	20,000	9,000
10.125%, 12/01/2014 @	2,950	1,136
11.50%, 12/01/2016	15,000	4,275
12.50%, 06/15/2014 144A	350	282
Mosaic Co.:
7.30%, 01/15/2028	125,000	106,562
7.625%, 12/01/2016 144A	85,000	86,062
Nalco Holding Co., 8.25%, 05/15/2017 144A	5,000	5,050
Tronox Worldwide, LLC, 9.50%, 12/01/2012 •	120,000	19,800

		552,057

Construction Materials 1.3%
CPG International, Inc.:
10.50%, 07/01/2013	210,000	118,650
FRN, 8.56%, 07/01/2012	45,000	25,200
CRH America, Inc.:
5.625%, 09/30/2011	25,000	24,549
8.125%, 07/15/2018	110,000	106,063
Texas Industries, Inc., 7.25%, 07/15/2013 144A	75,000	68,250

		342,712

Containers & Packaging 1.0%
Exopack Holding Corp., 11.25%, 02/01/2014	150,000	123,750
Graham Packaging Co., 8.50%, 10/15/2012	80,000	77,600
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	22,000	21,890
9.50%, 06/15/2017 144A	15,000	14,850
Silgan Holdings, Inc., 7.25%, 08/15/2016 144A	25,000	24,125

		262,215

Metals & Mining 0.9%
AK Steel Corp., 7.75%, 06/15/2012	25,000	24,375
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	125,000	126,393
8.375%, 04/01/2017	60,000	60,535
Indalex Holdings Corp., 11.50%, 02/01/2014 •	205,000	15,631

		226,934

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 1.3%
Clearwater Paper Corp., 10.625%, 06/15/2016 144A	$70,000	$71,750
Georgia Pacific Corp.:
8.125%, 05/15/2011	40,000	40,200
8.25%, 05/01/2016 144A	5,000	4,875
8.875%, 05/15/2031	15,000	13,050
International Paper Co.:
7.95%, 06/15/2018	65,000	62,806
9.375%, 05/15/2019	125,000	127,624
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	85,000	24,225

		344,530

TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 2.2%
Citizens Communications Co.:
7.875%, 01/15/2027	95,000	76,475
9.25%, 05/15/2011	60,000	62,850
FairPoint Communications, Inc., 13.125%, 04/01/2018	70,000	14,000
Frontier Communications Corp., 8.25%, 05/01/2014	100,000	95,000
Qwest Corp.:
7.50%, 06/15/2023	45,000	36,000
7.875%, 09/01/2011	195,000	195,975
8.875%, 03/15/2012	85,000	86,063
West Corp., 9.50%, 10/15/2014	5,000	4,400

		570,763

Wireless Telecommunication Services 2.2%
Centennial Communications Corp., 8.125%, 02/01/2014	165,000	169,537
Cricket Communications, Inc.:
7.75%, 05/15/2016 144A	60,000	58,050
9.375%, 11/01/2014	5,000	4,950
MetroPCS Communications, Inc., 9.25%, 11/01/2014	105,000	104,869
Sprint Nextel Corp.:
6.90%, 05/01/2019	5,000	4,163
Ser. D, 7.375%, 08/01/2015	150,000	120,375
Ser. E, 6.875%, 10/31/2013	125,000	104,062

		566,006

UTILITIES 8.5%
Electric Utilities 5.4%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	165,000	171,787
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	462,000	510,835
CMS Energy Corp., 8.50%, 04/15/2011	20,000	20,801
Energy Future Holdings Corp., 11.25%, 11/01/2017	149,300	91,819
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	160,758	154,529

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
Mirant North America, LLC, 7.375%, 12/31/2013	$55,000	$53,075
NRG Energy, Inc.:
7.375%, 02/01/2016	120,000	113,850
8.50%, 06/15/2019	75,000	73,031
Orion Power Holdings, Inc., 12.00%, 05/01/2010	200,000	208,000
Public Service Company of New Mexico, 7.95%, 04/01/2015	5,000	4,862

		1,402,589

Gas Utilities 0.7%
EQT Corp., 8.125%, 06/01/2019	60,000	64,333
National Fuel Gas Co., 8.75%, 05/01/2019	105,000	118,712

		183,045

Independent Power Producers & Energy Traders 1.6%
AES Corp.:
8.00%, 06/01/2020	5,000	4,513
8.875%, 02/15/2011	65,000	66,300
Calpine Construction Finance Corp., 8.00%, 06/01/2016 144A	5,000	4,813
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	55,000	53,212
7.125%, 05/15/2018	35,000	23,975
Reliant Energy, Inc.:
6.75%, 12/15/2014	207,000	200,531
7.625%, 06/15/2014	70,000	64,400
7.875%, 06/15/2017	15,000	13,500

		431,244

Multi-Utilities 0.8%
Ameren Corp., 8.875%, 05/15/2014	30,000	30,994
CMS Energy Corp., 8.75%, 06/15/2019	15,000	15,251
PNM Resources, Inc., 9.25%, 05/15/2015	25,000	23,281
Texas-New Mexico Power Co., 9.50%, 04/01/2019 144A	120,000	134,355

		203,881

Total Corporate Bonds (cost $18,450,896)		17,356,335

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 1.3%
CONSUMER DISCRETIONARY 0.2%
Textiles, Apparel & Luxury Goods 0.2%
Levi Strauss & Co., 8.625%, 04/01/2013 EUR	50,000	64,882

CONSUMER STAPLES 0.0%
Beverages 0.0%
Remy Cointreau SA, 5.20%, 01/15/2012 EUR	5,000	6,628

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS 0.4%
Diversified Financial Services 0.4%
FMG Finance Property, Ltd., 9.75%, 09/01/2013 EUR	75,000	$96,270

MATERIALS 0.7%
Chemicals 0.7%
Huntsman, LLC, 6.875%, 11/15/2013 EUR	50,000	51,906
Nalco Holdings Co., 7.75%, 11/15/2011 EUR	90,000	125,625

		177,531

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $274,246)		345,311

YANKEE OBLIGATIONS – CORPORATE 11.8%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.0%
Royal Caribbean Cruises, Ltd., 11.875%, 07/15/2015	$15,000	14,610

Media 0.1%
UPC Holdings BV, 9.875%, 04/15/2018 144A	10,000	9,563
Videotron, Ltd.:
9.125%, 04/15/2018 144A	5,000	5,125
9.125%, 04/15/2018	5,000	5,106

		19,794

CONSUMER STAPLES 0.5%
Beverages 0.5%
Bacardi, Ltd., 8.20%, 04/01/2019 144A	120,000	131,658

ENERGY 1.9%
Oil, Gas & Consumable Fuels 1.9%
Connacher Oil & Gas, Ltd.:
10.25%, 12/15/2015 144A	120,000	73,200
11.75%, 07/15/2014 144A	40,000	38,900
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	520,000	270,400
OPTI Canada, Inc., 7.875%, 12/15/2014	190,000	123,975

		506,475

FINANCIALS 1.4%
Consumer Finance 0.1%
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	40,000	34,600

Diversified Financial Services 1.3%
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	210,000	202,650
FRN, 4.67%, 09/01/2011 144A	30,000	28,800
Ship Finance International, Ltd., 8.50%, 12/15/2013	130,000	109,525

		340,975

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
INDUSTRIALS 1.8%
Machinery 0.4%
Ingersoll-Rand Co., Ltd., 9.50%, 04/15/2014	$80,000	$87,692

Road & Rail 1.4%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	285,000	240,825
9.375%, 05/01/2012	135,000	128,925

		369,750

MATERIALS 3.9%
Metals & Mining 3.4%
ArcelorMittal SA, 9.85%, 06/01/2019	80,000	86,475
Evraz Group SA:
8.875%, 04/24/2013 144A	60,000	49,500
9.50%, 04/24/2018 144A	125,000	97,187
Novelis, Inc., 7.25%, 02/15/2015	205,000	156,825
Rio Tinto, Ltd., 9.00%, 05/01/2019	120,000	133,603
Teck Resources, Ltd.:
9.75%, 05/15/2014 144A	80,000	82,880
10.75%, 05/15/2019 144A	115,000	123,815
Vedanta Resources plc, 9.50%, 07/18/2018 144A	185,000	154,475

		884,760

Paper & Forest Products 0.5%
Cascades, Inc., 7.25%, 02/15/2013	55,000	48,263
Sappi, Ltd., 7.50%, 06/15/2032 144A	175,000	73,712

		121,975

TELECOMMUNICATION SERVICES 2.1%
Wireless Telecommunication Services 2.1%
Digicel SA, 12.00%, 04/01/2014	30,000	29,850
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	75,000	78,000
Intelsat, Ltd.:
8.50%, 01/15/2013	130,000	125,450
8.875%, 01/15/2015 144A	45,000	43,650
8.875%, 01/15/2015	5,000	4,452
Millicom International Cellular SA, 10.00%, 12/01/2013	15,000	15,281
Telesat Canada, Inc., 11.00%, 11/01/2015 144A	80,000	82,400
Vimpel Communications:
8.375%, 04/30/2013 144A	5,000	4,563
9.125%, 04/30/2018 144A	180,000	153,450

		537,096

UTILITIES 0.1%
Electric Utilities 0.1%
InterGen NV, 9.00%, 06/30/2017 144A	15,000	14,287

Total Yankee Obligations – Corporate (cost $3,283,031)		3,063,672

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.5%
FIXED-RATE 1.0%
Bear Stearns Securities Trust, Ser. 2007, Class AM, 5.92%, 06/11/2050	$195,000	$108,175
Countrywide Alternative Loan Trust, Inc., Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	52,838	34,671
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class AM, 5.87%, 08/10/2017	205,000	108,099

		250,945

FLOATING-RATE 1.5%
American Home Mtge. Assets:
Ser. 2006-2, Class 1A1, 2.30%, 09/25/2046	218,823	86,936
Ser. 2007-1, Class A1, 2.04%, 02/25/2047	41,025	13,497
Banc of America Comml. Mtge., Inc., Ser. 2007-04, Class A4, 5.94%, 02/10/2051	190,000	153,783
GSR Mtge. Loan Trust, Ser. 2007-AR1, Class 2A1, 5.98%, 03/25/2037	117,449	67,957
Lehman XS Trust, Ser. 2006-18N, Class A5A, 0.48%, 12/25/2036	250,000	46,615
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR09, Class 2A, 2.18%, 11/25/2046	79,128	27,237

		396,025

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $872,016)		646,970

	Shares	Value

COMMON STOCKS 0.0%
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Newfield Exploration Co. * (cost $1,963)	103	3,365

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.3%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Sinclair Broadcast Group, Inc., 3.00%, 05/15/2027	$15,000	12,750

INFORMATION TECHNOLOGY 0.2%
Communications Equipment 0.2%
Lucent Technologies, Inc., 2.875%, 06/15/2025	80,000	57,100

Total Convertible Debentures (cost $46,735)		69,850

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * ☐ + (cost $10,603)	50	$0

	Principal Amount	Value

LOANS 6.7%
CONSUMER DISCRETIONARY 1.8%
Abitibi Consolidated, Inc., FRN, 11.50%, 03/30/2010	$64,768	54,405
Fontainebleau Resorts, LLC, FRN:
4.32,%, 06/06/2014	77,997	22,619
5.25,%, 06/06/2014	38,999	11,310
Ford Motor Co., FRN, 3.52%-4.14%, 12/15/2013	69,545	50,672
Idearc, Inc., FRN:
5.75%, 11/13/2013	14,562	6,361
6.25%, 11/17/2014 <	126,243	55,712
Ion Media Networks, Inc., FRN, 6.38%, 01/15/2012	80,000	22,001
Metaldyne Corp., FRN:
4.19%-5.19%, 01/11/2012 ••	51,153	6,394
6.19%-8.00%, 01/11/2014 ••	349,970	43,750
MGM Mirage, N/A, 10/03/2011 <	25,000	20,495
Newsday, LLC, 9.75%, 07/15/2013	115,000	115,297
Tropicana Entertainment, LLC, FRN, 6.50%, 01/03/2012	165,000	45,377

		454,393

CONSUMER STAPLES 0.7%
Merisant Co., FRN, 3.81%, 01/11/2010 <	231,100	187,191

ENERGY 0.8%
Alon Krotz Springs, Inc., FRN, 11.75%, 07/03/2014 <	57,122	43,739
Saint Acquisition Corp., FRN, 3.63%, 06/05/2014	39,835	29,896
Semgroup Energy Partners, FRN, 8.25%, 07/20/2012 <	165,000	145,803

		219,438

FINANCIALS 0.2%
Realogy Corp., FRN:
3.50%, 09/01/2014	14,784	10,711
4.18%, 09/01/2014	54,913	39,782

		50,493

HEALTH CARE 0.2%
HCA, Inc., FRN, 2.35%, 11/18/2012	51,366	46,777

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

LOANS continued
INDUSTRIALS 0.4%
Clarke American Corp., FRN, 2.81%-3.71%, 02/28/2014	$77,995	$62,208
Neff Corp., FRN:
3.82%, 11/30/2014	275,000	50,875
4.13%, 05/31/2013	2,250	1,050

		114,133

MATERIALS 2.1%
LyondellBasell, FRN:
3.82%, 12/20/2013	34,523	16,787
4.07%, 12/22/2014	20,898	10,138
5.82%-5.94%, 12/15/2009 <	301,079	252,909
7.00%, 12/20/2013	90,675	43,995
13.00%, 12/15/2009 <	221,181	227,013

		550,842

TELECOMMUNICATION SERVICES 0.5%
FairPoint Communications, Inc., N/A, 03/08/2015 <	164,690	121,614

Total Loans (cost $2,337,975)		1,744,881

	Shares	Value

CLOSED END MUTUAL FUND SHARES 5.6%
Dreyfus High Yield Strategies Fund, Inc.	102,823	313,610
DWS High Income Trust	9,768	34,384
DWS Multi-Market Income Trust	12,654	87,945
Eaton Vance Limited Duration Income Trust	14,710	188,435
ING Prime Rate Trust	62,210	258,172
LMP Corporate Loan Fund, Inc.	17,985	147,297
Morgan Stanley High Yield Fund, Inc.	5,219	23,799
New America High Income Fund, Inc.	18,334	134,938
Nuveen Floating Rate Income Fund	33,674	258,953
Zweig Total Return Fund, Inc.	7,784	26,154

Total Closed End Mutual Fund Shares (cost $1,150,568)		1,473,687

SHORT-TERM INVESTMENTS 2.4%
MUTUAL FUND SHARES 2.4%
Evergreen Institutional Money Market Fund, Class I, 0.25% q ø ##	627,395	627,395
State Street Navigator Securities Lending Prime Portfolio, 0.66% ρρ §	5,960	5,960

Total Short-Term Investments (cost $633,355)		633,355

Total Investments (cost $27,575,425) 99.4%		25,904,605
Other Assets and Liabilities 0.6%		149,643

Net Assets 100.0%		$26,054,248

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
••	Security which has defaulted on payment of interest and/or principal.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ρ	All or a portion of this security is on loan.
††	The rate shown is the stated rate at the current period end.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

@	Security is currently paying interest in-kind.
*	Non-income producing security
+	Security is deemed illiquid.
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
§	Rate shown is the 1-day annualized yield at period end.

Summary of Abbreviations
EUR	Euro
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2009*:

AAA	11.3%
A	0.7%
BBB	15.2%
BB	32.3%
B	24.1%
CCC	9.0%
Less than CCC	4.9%
NR	2.5%

100.0%

The following table shows the percent of total investments based on effective maturity as of June 30, 2009*:

Less than 1 year	14.6%
1 to 3 year(s)	13.7%
3 to 5 years	20.8%
5 to 10 years	44.6%
10 to 20 years	4.6%
20 to 30 years	1.7%

100.0%

*	Calculations exclude equity securities and collateral from securities on loan, as applicable.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $26,948,030) including $5,838 of securities loaned	$25,277,210
Investments in affiliated issuers, at value (cost $627,395)	627,395

Total investments	25,904,605
Foreign currency, at value (cost $5,944)	5,922
Receivable for securities sold	355,515
Receivable for Fund shares sold	112
Dividends and interest receivable	548,596
Premiums paid on credit default swap transactions	61,839
Unrealized gains on credit default swap transactions	40,281

Total assets	26,916,870

Liabilities
Payable for securities purchased	598,666
Payable for Fund shares redeemed	42,821
Unrealized losses on credit default swap transactions	33,684
Unrealized losses on forward foreign currency exchange contracts	18,428
Premiums received on credit default swap transactions	127,276
Payable for securities on loan	5,960
Due to custodian bank	25,417
Advisory fee payable	321
Distribution Plan expenses payable	129
Due to other related parties	255
Accrued expenses and other liabilities	9,665

Total liabilities	862,622

Net assets	$26,054,248

Net assets represented by
Paid-in capital	$39,305,507
Undistributed net investment income	1,291,737
Accumulated net realized losses on investments	(12,860,926)
Net unrealized losses on investments	(1,682,070)

Total net assets	$26,054,248

Net assets consists of
Class 1	$7,211,389
Class 2	18,842,859

Total net assets	$26,054,248

Shares outstanding (unlimited number of shares authorized)
Class 1	911,104
Class 2	2,385,202

Net asset value per share
Class 1	$7.92
Class 2	$7.90

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $784)	$1,356,674
Dividends	98,848
Securities lending	5,297
Income from affiliated issuers	2,960

Total investment income	1,463,779

Expenses
Advisory fee	58,393
Distribution Plan expenses	21,376
Administrative services fee	11,679
Transfer agent fees	74
Trustees’ fees and expenses	502
Printing and postage expenses	14,239
Custodian and accounting fees	28,091
Professional fees	17,363
Other	792

Total expenses	152,509
Less: Expense reductions	(4)
Fee waivers	(14,643)

Net expenses	137,862

Net investment income	1,325,917

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(2,117,744)
Foreign currency related transactions	299
Credit default swap transactions	29,451

Net realized losses on investments	(2,087,994)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	6,494,652
Foreign currency related transactions	(18,450)
Credit default swap transactions	(27,155)

Net change in unrealized gains or losses on investments	6,449,047

Net realized and unrealized gains or losses on investments	4,361,053

Net increase in net assets resulting from operations	$5,686,970

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009		Year Ended
	(unaudited)		December 31, 2008

Operations
Net investment income		$1,325,917		$2,983,500
Net realized losses on investments		(2,087,994)		(4,575,793)
Net change in unrealized gains or losses on investments		6,449,047		(7,004,327)

Net increase (decrease) in net assets resulting from operations		5,686,970		(8,596,620)

Distributions to shareholders from
Net investment income
Class 1		(19,649)		(779,449)
Class 2		(54,242)		(2,164,668)

Total distributions to shareholders		(73,891)		(2,944,117)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	6,326	43,691	3,286	26,908
Class 2	38,637	267,104	29,167	228,565

		310,795		255,473

Net asset value of shares issued in reinvestment of distributions
Class 1	3,134	19,649	134,853	779,449
Class 2	8,664	54,242	374,510	2,164,668

		73,891		2,944,117

Payment for shares redeemed
Class 1	(21,345)	(146,544)	(143,321)	(1,260,572)
Class 2	(350,529)	(2,354,932)	(571,161)	(5,147,916)

		(2,501,476)		(6,408,488)

Net decrease in net assets resulting from capital share transactions		(2,116,790)		(3,208,898)

Total increase (decrease) in net assets		3,496,289		(14,749,635)
Net assets
Beginning of period		22,557,959		37,307,594

End of period		$26,054,248		$22,557,959

Undistributed net investment income		$1,291,737		$39,711

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA High Income Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 12, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

j. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase. For the six months ended June 30, 2009, the advisory fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2009, EIMC voluntarily waived its advisory fee in the amount of $14,643.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended June 30, 2009, the Fund paid brokerage commissions of $10 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. DISTRIBUTION PLAN

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted a

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended June 30, 2009:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$338,248	$15,884,718	$341,505	$15,517,565

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$3,365	$0	$0	$3,365
Mutual fund shares	1,473,687	0	0	1,473,687
Mortgage-backed securities	0	1,086,898	127,251	1,214,149
Corporate debt securities	0	22,580,049	0	22,580,049
Short-term investments	633,355	0	0	633,355

	$2,110,407	$23,666,947	$127,251	$25,904,605

Further details on the major security types listed above can be found in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of June 30, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Other financial instruments*	$0	$(11,831)	$0	$(11,831)

*	Other financial instruments include forwards and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Mortgage-backed
securities

Balance as of January 1, 2009	$0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	378
Net purchases (sales)	126,873
Transfers in and/or out of Level 3	0

Balance as of June 30, 2009	$127,251

Change in unrealized gains or losses included in earnings relating to securities still held at June 30, 2009	$378

As of June 30, 2009, the Fund had unfunded loan commitments of $480,032.

During the six months ended June 30, 2009, the Fund loaned securities to certain brokers. At June 30, 2009, the value of securities on loan and the total value of collateral received for securities loaned amounted to $5,838 and $5,960, respectively.

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $27,821,172. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,186,088 and $3,102,655, respectively, with a net unrealized depreciation of $1,916,567.

As of December 31, 2008, the Fund had $8,639,943 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2013	2014	2015	2016

$4,170,025	$11,033	$972,780	$37,216	$641,232	$284,682	$2,522,975

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2008, the Fund incurred and elected to defer post-October losses of $1,881,212.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. DERIVATIVE TRANSACTIONS

At June 30, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at June 30, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

8/6/2009	30,000	EUR	$42,086	$39,060	$(3,026)
8/6/2009	54,017	EUR	75,779	69,574	(6,205)
10/1/2009	10,185	EUR	14,285	13,505	(780)
10/15/2009	26,401	EUR	37,029	34,624	(2,405)
10/15/2009	42,324	EUR	59,362	56,129	(3,233)
10/15/2009	30,714	EUR	43,078	40,401	(2,677)
11/16/2009	25,719	EUR	36,071	35,969	(102)

The Fund enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At June 30, 2009, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

					Fixed
			Rating of		Payments	Frequency		Upfront
		Reference	Reference		Made	of		Premiums	Unrealized
		Debt	Debt	Notional	by the	Payments	Market	Paid/	Gain
Expiration	Counterparty	Obligation	Obligation*	Amount	Fund	Made	Value	(Received)	(Loss)

6/20/2014	Goldman Sachs	Motorola, Inc., 6.50%, 09/01/2025#	BB+	$75,000	1.00%	Quarterly	$4,560	$4,987	$(427)
6/20/2014	Goldman Sachs	Expedia, Inc., 7.46%, 08/15/2018#	BB	65,000	5.00%	Quarterly	(8,036)	(5,934)	(2,102)
6/20/2014	JPMorgan	Motorola, Inc., 6.50%, 09/01/2025#	BB+	75,000	1.00%	Quarterly	4,560	7,310	(2,750)
6/20/2014	UBS	Expedia, Inc., 7.46%, 08/15/2018#	BB	100,000	5.00%	Quarterly	(12,363)	(3,041)	(9,322)
6/20/2014	UBS	Motorola, Inc., 6.50%, 09/01/2025#	BB+	50,000	1.00%	Quarterly	3,038	4,599	(1,561)

*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

#	The Fund entered into the swap contract for speculative purposes.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Credit default swaps on debt obligations – Sell protection

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

9/20/2013	Deutsche Bank	General Electric, 5.63%, 9/15/2017#	AA+	$25,000	4.00%	Quarterly	$(140)	$0	$(140)
12/20/2013	CitiBank	General Electric, 5.63%, 9/15/2017#	AA+	40,000	6.65%	Quarterly	3,759	0	3,759
12/20/2013	Goldman Sachs	General Electric, 5.63%, 9/15/2017#	AA+	30,000	4.50%	Quarterly	400	0	400
3/20/2014	Goldman Sachs	General Electric, 5.63%, 9/15/2017#	AA+	25,000	5.10%	Quarterly	945	0	945
6/20/2014	Credit Suisse	General Electric, 5.63%, 9/15/2017#	AA+	35,000	5.00%	Quarterly	1,322	(2,770)	4,092
6/20/2014	Deutsche Bank	General Electric, 5.63%, 9/15/2017#	AA+	15,000	5.00%	Quarterly	567	(1,480)	2,047
9/20/2014	Deutsche Bank	General Electric, 5.63%, 9/15/2017#	AA+	25,000	5.00%	Quarterly	1,020	596	424

*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

#	The Fund entered into the swap contract for speculative purposes.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Credit default swaps on an index – Buy protection

Expiration	Counterparty	Reference Index	Rating of Reference Index*@	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

12/20/2013	Deutsche Bank	Dow Jones CDX, North America Index EM.10##	BB+	$130,000	3.35%	Quarterly	$6,078	$23,460	$(17,382)
6/20/2014	Credit Suisse	Dow Jones CDX, North America Index HY.12##	B	129,600	5.00%	Quarterly	21,246	20,887	359
12/13/2049	Credit Suisse	Markit CMBX, North America Index AAA 3#	AAA	145,000	0.08%	Monthly	(36,059)	(41,303)	5,244
12/13/2049	Deutsche Bank	Markit CMBX, North America Index AAA 3#	AAA	60,000	0.08%	Monthly	(14,921)	(17,209)	2,288
12/13/2049	Goldman Sachs	Markit CMBX, North America Index AAA 3#	AAA	140,000	0.08%	Monthly	(34,816)	(55,539)	20,723

*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

@	Rating represents an average rating for the underlying securities within the index.
#	The Fund entered into the swap contract for speculative purposes.
##	The Fund entered into the swap contract for hedging purposes.

The Fund had an average notional balance on credit default swaps of $1,486,333 during the six months ended June 30, 2009.

Certain of the Fund’s derivative transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collaterization of the derivative transaction in net liability positions. On June 30, 2009, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability position amounted to $106,335.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The fair value of derivative instruments as of June 30, 2009 was as follows:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Forward foreign currency contracts			Unrealized losses on forward foreign currency exchange contracts, Net assets – Net unrealized losses on investments	$18,428

Credit contracts	Unrealized gains on credit default swap transactions, Net assets – Net unrealized losses on investments	$40,281	Unrealized losses on credit default swap transactions, Net assets – Net unrealized losses on investments	33,684

		$40,281		$52,112

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 was as follows:

Derivatives not accounted for as hedging instruments under Statement 133	Location of gains or losses on derivatives recognized in income	Realized gains or losses on derivatives recognized in income	Change in unrealized gains or losses on derivatives recognized in income

Forward foreign currency contracts	Net change in unrealized gains or losses on foreign currency related transactions		$(18,428)

Credit contracts	Net realized gains or losses on credit default swap transactions/Net change in unrealized gains or losses on credit default swap transactions	$29,451	(27,155)

		$29,451	$(45,583)

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2009, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended June 30, 2009, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$16,066,524
Net assets voted “Against”	$396,954
Net assets voted “Abstain”	$465,622

Proposal 2 — To consider and act upon a new investment advisory agreement with Tattersall Advisory Group, Inc:

Net assets voted “For”	$16,085,019
Net assets voted “Against”	$285,883
Net assets voted “Abstain”	$558,198

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566893 rv6 08/2009

Evergreen VA International Equity Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

August 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA International Equity Fund for the six-month period ended June 30, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April, stocks rallied off their March lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March. International indexes soared for the quarter, as hopes for a “V-shaped” recovery surfaced, particularly in developing regions. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses

2

LETTER TO SHAREHOLDERS continued

and an unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their most recent meeting on June 24, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

In this challenging environment, we continue to emphasize fully diversified strategies, including exposure to international markets, for long-term investors in order to participate in equity market gains while limiting the potential for losses. Periods of economic weakness have previously been accompanied by increases in market volatility, allowing for active managers to typically outperform passive strategies. Therefore, we encourage investors, now as always, to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

3

FUND AT A GLANCE

as of June 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Francis X. Claró, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 8/17/1998

	Class 1	Class 2
Class inception date	8/17/1998	7/31/2002

6-month return	-3.83%	-3.93%

Average annual return

1-year	-36.66%	-36.73%

5-year	1.25%	1.02%

10-year	3.02%	2.86%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA International Equity Fund Class 1 shares versus a similar investment in the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of June 30, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$ 961.68	$3.55
Class 2	$1,000.00	$ 960.65	$4.76
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,021.17	$3.66
Class 2	$1,000.00	$1,019.93	$4.91

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.73% for Class 1 and 0.98% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS 1	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.61	$16.84	$16.18	$14.31	$12.62	$10.71

Income from investment operations
Net investment income (loss)	0.23	0.41 [1]	0.34	0.37	0.19	0.10
Net realized and unrealized gains or losses on investments	(0.67)	(7.26)	2.09	2.90	1.82	1.95

Total from investment operations	(0.44)	(6.85)	2.43	3.27	2.01	2.05

Distributions to shareholders from
Net investment income	(0.32)	0	(0.41)	(0.58)	(0.32)	(0.14)
Net realized gains	0	(0.38)	(1.36)	(0.82)	0	0

Total distributions to shareholders	(0.32)	(0.38)	(1.77)	(1.40)	(0.32)	(0.14)

Net asset value, end of period	$8.85	$9.61	$16.84	$16.18	$14.31	$12.62

Total return[2]	(3.83)%	(41.49)%	15.00%	23.16%	16.00%	19.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$61,387	$71,286	$190,766	$175,518	$140,564	$96,614
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%[3]	0.67%	0.63%	0.68%	0.77%	0.96%
Expenses excluding waivers/reimbursements and expense reductions	0.73%[3]	0.67%	0.63%	0.68%	0.77%	0.96%
Net investment income (loss)	4.36%[3]	3.02%	2.01%	2.53%	1.64%	0.98%
Portfolio turnover rate	106%	127%	58%	74%	61%	65%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS 2	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.55	$16.77	$16.12	$14.26	$12.59	$10.70

Income from investment operations
Net investment income (loss)	0.19 [1]	0.37 [1]	0.29	0.34	0.14	0.09
Net realized and unrealized gains or losses on investments	(0.63)	(7.21)	2.09	2.88	1.83	1.92

Total from investment operations	(0.44)	(6.84)	2.38	3.22	1.97	2.01

Distributions to shareholders from
Net investment income	(0.30)	0	(0.37)	(0.54)	(0.30)	(0.12)
Net realized gains	0	(0.38)	(1.36)	(0.82)	0	0

Total distributions to shareholders	(0.30)	(0.38)	(1.73)	(1.36)	(0.30)	(0.12)

Net asset value, end of period	$8.81	$9.55	$16.77	$16.12	$14.26	$12.59

Total return[2]	(3.93)%	(41.60)%	14.73%	22.89%	15.67%	18.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$138,034	$56,692	$118,843	$109,836	$71,849	$25,451
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.98%[3]	0.92%	0.88%	0.93%	1.01%	1.21%
Expenses excluding waivers/reimbursements and expense reductions	0.98%[3]	0.92%	0.88%	0.93%	1.01%	1.21%
Net investment income (loss)	4.67%[3]	2.74%	1.75%	2.28%	1.22%	0.70%
Portfolio turnover rate	106%	127%	58%	74%	61%	65%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS 91.2%
CONSUMER DISCRETIONARY 11.1%
Auto Components 0.5%
Compagnie Generale des Etablissements Michelin, Class B	France	16,404	$937,555

Automobiles 5.0%
BMW AG	Germany	18,304	691,289
Daimler AG	Germany	75,345	2,726,128
Honda Motor Co., Ltd.	Japan	64,100	1,755,131
Peugeot SA *	France	45,859	1,209,637
Renault SA *	France	26,080	962,795
Toyota Motor Corp.	Japan	70,900	2,680,325

			10,025,305

Hotels, Restaurants & Leisure 0.7%
Compass Group plc	United Kingdom	246,089	1,386,708

Media 1.4%
Grupo Televisa SA de CV, ADR	Mexico	60,438	1,027,446
Publicis Groupe SA	France	14,633	446,777
Toho Co., Ltd.	Japan	42,200	686,923
Vivendi SA	France	29,589	708,784

			2,869,930

Multiline Retail 0.5%
PPR SA	France	12,768	1,044,747

Specialty Retail 0.9%
Hennes & Mauritz AB, Class B	Sweden	14,252	712,479
Inditex SA	Spain	23,533	1,130,935

			1,843,414

Textiles, Apparel & Luxury Goods 2.1%
adidas AG	Germany	46,050	1,754,679
Burberry Group plc	United Kingdom	84,498	589,817
LVMH Moet Hennessy Louis Vuitton SA	France	9,939	760,741
Swatch Group AG	Switzerland	5,991	963,362

			4,068,599

CONSUMER STAPLES 7.5%
Beverages 1.9%
Anheuser-Busch InBev NV	Belgium	18,844	682,201
Carlsberg AS, Class B	Denmark	10,899	700,566
Diageo plc	United Kingdom	65,037	933,991
Heineken NV	Netherlands	21,516	799,407
Pernod Ricard SA	France	12,255	773,685

			3,889,850

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.7%
Metro AG	Germany	11,831	$565,553
Tesco plc	United Kingdom	148,707	866,756

			1,432,309

Food Products 2.8%
Cadbury plc	United Kingdom	78,167	667,732
Lotte Confectionery Co., Ltd.	South Korea	678	532,152
Nestle SA	Switzerland	86,488	3,264,157
Unilever NV	Netherlands	44,064	1,063,427

			5,527,468

Household Products 1.5%
Reckitt Benckiser Group plc	United Kingdom	14,813	675,089
Uni-Charm Corp.	Japan	30,700	2,343,640

			3,018,729

Tobacco 0.6%
British American Tobacco plc	United Kingdom	16,709	461,593
Japan Tobacco, Inc.	Japan	212	660,795

			1,122,388

ENERGY 6.7%
Energy Equipment & Services 1.3%
AMEC plc	United Kingdom	160,461	1,727,656
Technip SA	France	17,490	859,721

			2,587,377

Oil, Gas & Consumable Fuels 5.4%
BG Group plc	United Kingdom	102,019	1,714,117
BP plc	United Kingdom	281,600	2,228,345
Canadian Natural Resources, Ltd.	Canada	16,912	889,692
EnCana Corp.	Canada	17,678	876,491
ENI SpA	Italy	34,503	818,509
Royal Dutch Shell plc, Class A	United Kingdom	55,663	1,394,034
Total SA	France	28,692	1,554,021
Tullow Oil plc	United Kingdom	28,424	439,754
Woodside Petroleum, Ltd.	Australia	26,743	926,686

			10,841,649

FINANCIALS 28.1%
Capital Markets 3.1%
Credit Suisse Group AG	Switzerland	22,514	1,027,757
Deutsche Bank AG	Germany	10,642	647,596
ICAP plc	United Kingdom	65,103	484,752

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Man Group plc	United Kingdom	402,736	$1,848,499
Nomura Holdings, Inc.	Japan	268,800	2,252,039

			6,260,643

Commercial Banks 8.1%
Banco Santander SA	Spain	137,475	1,659,045
Barclays plc	United Kingdom	600,730	2,798,038
BNP Paribas SA	France	22,951	1,489,379
DBS Group Holdings, Ltd.	Singapore	134,000	1,087,477
HSBC Holdings plc – London Exchange	United Kingdom	357,766	2,970,036
ICICI Bank, Ltd., ADR	India	28,964	854,438
Mitsubishi UFJ Financial Group, Inc.	Japan	216,900	1,333,326
Mizuho Financial Group, Inc.	Japan	320,100	744,486
Nordea Bank AB	Sweden	217,023	1,721,938
Societe Generale SA	France	14,506	791,439
Standard Chartered plc	United Kingdom	34,615	651,959

			16,101,561

Diversified Financial Services 7.1%
ASX, Ltd.	Australia	42,878	1,273,909
Bolsas y Mercados Espanoles SA	Spain	25,375	752,495
Compagnie Nationale a Portefeuille	Belgium	8,724	421,756
Criteria Caixa Corp. SA	Spain	243,131	1,124,451
Deutsche Boerse AG	Germany	65,704	5,106,762
Groupe Bruxelles Lambert SA	Belgium	28,405	2,080,213
Hellenic Exchanges Holding SA	Greece	148,893	1,660,476
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	34,054	528,766
Pargesa Holdings SA	Switzerland	18,597	1,160,402

			14,109,230

Insurance 8.4%
Allianz SE	Germany	12,069	1,116,041
AMP, Ltd.	Australia	146,409	573,673
AXA SA	France	50,774	959,899
CNP Assurances	France	10,560	1,008,237
Insurance Australia Group, Ltd.	Australia	220,868	619,423
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	17,024	2,302,404
PartnerRe, Ltd.	Bermuda	13,093	850,390
RenaissanceRe Holdings, Ltd.	Bermuda	16,267	757,066
Sampo Oyj, Class A	Finland	61,661	1,163,570
Scor SE	France	25,261	518,786
Sompo Japan Insurance, Inc.	Japan	190,900	1,267,408
Sony Financial Holdings, Inc.	Japan	331	911,126
Suncorp-Metway, Ltd.	Australia	113,832	611,228
T&D Holdings, Inc.	Japan	28,850	822,634

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Tokio Marine Holdings, Inc.	Japan	43,600	$1,197,460
Zurich Financial Services AG	Switzerland	11,666	2,064,997

			16,744,342

Real Estate Management & Development 1.4%
Brookfield Asset Management, Inc., Class A	Canada	27,535	470,023
IRSA Inversiones y Representaciones SA, GDR *	Argentina	70,284	336,660
Mitsubishi Estate Co., Ltd.	Japan	119,000	1,971,348

			2,778,031

HEALTH CARE 5.0%
Biotechnology 0.5%
Actelion, Ltd. *	Switzerland	18,701	980,674

Health Care Equipment & Supplies 0.6%
Grifols SA	Spain	68,180	1,205,840

Life Sciences Tools & Services 0.7%
Lonza Group AG	Switzerland	14,640	1,453,971

Pharmaceuticals 3.2%
Bayer AG	Germany	17,374	932,915
Novartis AG	Switzerland	36,279	1,473,960
Roche Holding AG	Switzerland	10,511	1,430,008
Shionogi & Co., Ltd.	Japan	57,300	1,106,916
Teva Pharmaceutical Industries, Ltd., ADR	Israel	29,437	1,452,422

			6,396,221

INDUSTRIALS 13.3%
Aerospace & Defense 0.3%
BAE Systems plc	United Kingdom	83,421	465,659

Air Freight & Logistics 0.4%
Deutsche Post AG	Germany	64,956	848,992

Building Products 1.3%
Asahi Glass Co., Ltd.	Japan	189,000	1,508,272
Compagnie de Saint-Gobain SA	France	33,741	1,128,177

			2,636,449

Commercial Services & Supplies 0.4%
Serco Group plc	United Kingdom	100,101	695,460

Electrical Equipment 3.0%
ABB, Ltd.	Switzerland	126,831	1,996,383
Alstom SA	France	29,005	1,716,701

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment continued
Mitsubishi Electric Corp.	Japan	246,000	$1,547,868
Vestas Wind Systems AS *	Denmark	9,813	705,435

			5,966,387

Industrial Conglomerates 0.8%
Hutchison Whampoa, Ltd.	Hong Kong	29,000	188,521
Siemens AG	Germany	21,075	1,459,031

			1,647,552

Machinery 2.1%
Fanuc, Ltd.	Japan	18,100	1,444,210
Kawasaki Heavy Industries, Ltd.	Japan	269,000	737,259
Kubota Corp.	Japan	177,000	1,453,630
MAN SE	Germany	8,940	549,847

			4,184,946

Professional Services 2.8%
Experian plc	United Kingdom	318,637	2,387,950
Intertek Group plc	United Kingdom	35,599	613,802
Randstad Holding NV *	Netherlands	51,997	1,443,330
SGS SA	Switzerland	955	1,185,881

			5,630,963

Trading Companies & Distributors 2.2%
Mitsubishi Corp.	Japan	115,300	2,117,505
Mitsui & Co., Ltd.	Japan	134,400	1,583,298
Wolseley plc *	United Kingdom	38,848	742,678

			4,443,481

INFORMATION TECHNOLOGY 5.8%
Communications Equipment 0.2%
Nokia Corp.	Finland	30,627	446,960

Computers & Peripherals 0.6%
Toshiba Corp.	Japan	332,000	1,195,102

Electronic Equipment, Instruments & Components 0.6%
Nippon Electric Glass Co., Ltd.	Japan	108,000	1,203,848

Internet Software & Services 1.6%
SINA Corp. *	Cayman Islands	75,793	2,234,378
Yahoo Japan Corp.	Japan	3,116	990,265

			3,224,643

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 1.0%
Canon, Inc.	Japan	37,900	$1,233,530
Neopost	France	7,766	698,351

			1,931,881

Semiconductors & Semiconductor Equipment 1.1%
MediaTek, Inc.	Taiwan	86,000	1,023,001
Samsung Electronics Co., Ltd.	South Korea	2,288	1,059,625

			2,082,626

Software 0.7%
Nintendo Co., Ltd.	Japan	2,300	632,969
SAP AG	Germany	20,651	832,563

			1,465,532

MATERIALS 4.9%
Chemicals 0.6%
Akzo Nobel NV	Netherlands	11,697	514,727
BASF SE	Germany	16,257	648,433

			1,163,160

Containers & Packaging 0.3%
Rexam plc	United Kingdom	124,861	586,128

Metals & Mining 4.0%
Agnico-Eagle Mines, Ltd.	Canada	15,175	796,384
ArcelorMittal SA	Luxembourg	40,449	1,328,413
Barrick Gold Corp.	Canada	14,286	479,295
BHP Billiton plc	United Kingdom	35,761	807,770
Goldcorp, Inc., Class A	Canada	37,967	1,319,697
Newcrest Mining, Ltd.	Australia	30,405	745,050
POSCO, ADR	South Korea	11,171	923,507
Randgold Resources, Ltd., ADR	United Kingdom	9,275	595,177
Rio Tinto plc	United Kingdom	16,461	573,059
Xstrata plc	United Kingdom	41,762	460,590

			8,028,942

TELECOMMUNICATION SERVICES 7.0%
Diversified Telecommunication Services 4.2%
Deutsche Telekom AG	Germany	78,382	926,361
France Telecom	France	85,529	1,943,237
Hellenic Telecommunications Organization SA	Greece	105,803	1,614,924
Koninklijke KPN NV	Netherlands	111,697	1,538,715
Telefonica SA	Spain	97,245	2,205,029

			8,228,266

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 2.8%
China Mobile, Ltd., ADR	Hong Kong	26,836	$1,343,947
KDDI Corp.	Japan	375	1,988,160
Softbank Corp.	Japan	48,400	939,925
Vodafone Group plc	United Kingdom	695,612	1,344,599

			5,616,631

UTILITIES 1.8%
Electric Utilities 1.1%
E.ON AG	Germany	32,608	1,157,400
Tokyo Electric Power Co., Inc.	Japan	36,200	930,485

			2,087,885

Gas Utilities 0.5%
Tokyo Gas Co., Ltd.	Japan	259,000	925,933

Multi-Utilities 0.2%
United Utilities Group plc	United Kingdom	56,470	462,524

Total Common Stocks (cost $171,977,928)			181,796,491

PREFERRED STOCKS 4.2%
CONSUMER DISCRETIONARY 1.7%
Automobiles 1.7%
Volkswagen AG, Var. Rate Pfd.	Germany	49,400	3,456,447

HEALTH CARE 2.2%
Health Care Equipment & Supplies 2.2%
Fresenius AG, Var. Rate Pfd.	Germany	80,822	4,367,419

MATERIALS 0.3%
Metals & Mining 0.3%
Usinas Siderurgicas de Minas Gerais SA, Var. Rate Pfd.	Brazil	24,700	524,505

Total Preferred Stocks (cost $7,380,494)			8,348,371

RIGHTS 0.2%
INDUSTRIALS 0.0%
Industrial Conglomerates 0.0%
GP Bruxelles Lambert *	Belgium	2,043	29

MATERIALS 0.2%
Metals & Mining 0.2%
Rio Tinto plc *	United Kingdom	12,312	415,234

Total Rights (cost $448,358)			415,263

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Country	Shares	Value

SHORT-TERM INVESTMENTS 6.1%
MUTUAL FUND SHARES 6.1%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.07% q ø (cost $12,219,976)	United States	12,219,976	$12,219,976

Total Investments (cost $192,026,756) 101.7%			202,780,101
Other Assets and Liabilities (1.7%)			(3,359,735)

Net Assets 100.0%			$199,420,366

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of June 30, 2009:

Japan	21.1%
United Kingdom	16.8%
Germany	15.8%
France	10.2%
Switzerland	8.9%
Spain	4.2%
Netherlands	2.8%
Canada	2.6%
Australia	2.5%
Greece	1.7%
Belgium	1.7%
South Korea	1.3%
Sweden	1.3%
Cayman Islands	1.2%
Hong Kong	1.1%
Finland	0.9%
Bermuda	0.8%
Israel	0.8%
Denmark	0.7%
Luxembourg	0.7%
Singapore	0.6%
Mexico	0.5%
Taiwan	0.5%
India	0.4%
Italy	0.4%
Brazil	0.3%
Argentina	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of June 30, 2009:

Financials	29.4%
Industrials	13.9%
Consumer Discretionary	13.4%
Consumer Staples	7.9%
Health Care	7.6%
Telecommunication Services	7.3%
Energy	7.0%
Information Technology	6.1%
Materials	5.6%
Utilities	1.8%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $179,806,780)	$190,560,125
Investments in affiliated issuers, at value (cost $12,219,976)	12,219,976

Total investments	202,780,101
Cash	11,397
Foreign currency, at value (cost $452,457)	450,941
Receivable for securities sold	2,182,641
Receivable for Fund shares sold	634,850
Dividends receivable	667,147

Total assets	206,727,077

Liabilities
Payable for securities purchased	7,228,770
Payable for Fund shares redeemed	61,656
Advisory fee payable	2,532
Distribution Plan expenses payable	942
Due to other related parties	470
Accrued expenses and other liabilities	12,341

Total liabilities	7,306,711

Net assets	$199,420,366

Net assets represented by
Paid-in capital	$254,279,323
Undistributed net investment income	2,118,728
Accumulated net realized losses on investments	(67,739,102)
Net unrealized gains on investments	10,761,417

Total net assets	$199,420,366

Net assets consists of
Class 1	$61,386,764
Class 2	138,033,602

Total net assets	$199,420,366

Shares outstanding (unlimited number of shares authorized)
Class 1	6,934,319
Class 2	15,675,479

Net asset value per share
Class 1	$8.85
Class 2	$8.81

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $492,880)	$4,004,585
Securities lending	37,794
Income from affiliated issuers	15,081

Total investment income	4,057,460

Expenses
Advisory fee	351,948
Distribution Plan expenses	113,502
Administrative services fee	74,741
Transfer agent fees	507
Trustees’ fees and expenses	1,939
Printing and postage expenses	25,949
Custodian and accounting fees	70,848
Professional fees	18,345
Other	2,012

Total expenses	659,791
Less: Expense reductions	(25)

Net expenses	659,766

Net investment income	3,397,694

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(22,012,324)
Foreign currency related transactions	1,254,608

Net realized losses on investments	(20,757,716)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	16,640,183
Foreign currency related transactions	(1,266,491)

Net change in unrealized gains or losses on investments	15,373,692

Net realized and unrealized gains or losses on investments	(5,384,024)

Net decrease in net assets resulting from operations	$(1,986,330)

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31, 2008

Operations
Net investment income		$3,397,694		$6,219,109
Net realized losses on investments		(20,757,716)		(41,918,413)
Net change in unrealized gains or losses on investments		15,373,692		(73,102,436)

Net decrease in net assets resulting from operations		(1,986,330)		(108,801,740)

Distributions to shareholders from
Net investment income
Class 1		(2,183,758)		0
Class 2		(3,545,799)		0
Net realized gains
Class 1		0		(3,810,663)
Class 2		0		(2,603,551)

Total distributions to shareholders		(5,729,557)		(6,414,214)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	503,565	4,336,108	1,417,714	18,686,503
Class 2	10,095,532	86,266,556	323,055	4,244,648

		90,602,664		22,931,151

Net asset value of shares issued in reinvestment of distributions
Class 1	297,921	2,183,758	253,032	3,810,663
Class 2	485,726	3,545,799	173,802	2,603,551

		5,729,557		6,414,214

Payment for shares redeemed
Class 1	(1,281,668)	(10,477,394)	(5,581,909)	(74,139,190)
Class 2	(843,854)	(6,696,287)	(1,645,470)	(21,621,733)

		(17,173,681)		(95,760,923)

Net increase (decrease) in net assets resulting from capital share transactions		79,158,540		(66,415,558)

Total increase (decrease) in net assets		71,442,653		(181,631,512)
Net assets
Beginning of period		127,977,713		309,609,225

End of period		$199,420,366		$127,977,713

Undistributed net investment income		$2,118,728		$4,450,591

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA International Equity Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 11, 2009, which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen International Equity Fund, increase. For the six months ended June 30, 2009, the advisory fee was equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $229,410,773 and $155,759,832, respectively, for the six months ended June 30, 2009.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$26,146,965	$155,649,526	$0	$181,796,491
Preferred stocks	524,505	7,823,866	0	8,348,371
Rights	415,234	29	0	415,263
Short-term Investments	12,219,976	0	0	12,219,976

	$39,306,680	$163,473,421	$0	$202,780,101

Further details on the major security types listed above can be found in the Schedule of Investments.

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $201,016,108. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,237,606 and $4,473,613, respectively, with a net unrealized appreciation of $1,763,993.

As of December 31, 2008, the Fund had $31,065,973 in capital loss carryovers for federal income tax purposes with $80,668 expiring in 2009, $3,587,985 expiring in 2010 and $27,397,320 expiring in 2016.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2008, the Fund incurred and elected to defer post-October currency losses of $9,115,017.

6. DERIVATIVE TRANSACTIONS

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 was as follows:

Derivatives not accounted for as hedging instruments under Statement 133	Location of gains or losses on derivatives recognized in income	Realized gains or losses on derivatives recognized in income	Change in unrealized gains or losses on derivatives recognized in income

Forward foreign currency contracts	Net realized gains or losses on foreign currency related transactions/Net change in unrealized gains or losses on foreign currency related transactions	$913,848	$(1,271,190)

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2009, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended June 30, 2009, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

26

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$71,751,232
Net assets voted “Against”	$2,140,443
Net assets voted “Abstain”	$4,341,796

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566888 rv6 08/2009

Evergreen VA Omega Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
22	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

August 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA Omega Fund for the six-month period ended June 30, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April, stocks rallied off their March lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March. International indexes soared for the quarter, as hopes for a “V-shaped” recovery surfaced, particularly in developing regions. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses

2

LETTER TO SHAREHOLDERS continued

and an unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their most recent meeting on June 24, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

In this challenging environment, we continue to emphasize fully diversified strategies, including exposure to international markets, for long-term investors in order to participate in equity market gains while limiting the potential for losses. Periods of economic weakness have previously been accompanied by increases in market volatility, allowing for active managers to typically outperform passive strategies. Therefore, we encourage investors, now as always, to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of June 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Aziz Hamzaogullari, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

Class inception date	Class 1 3/6/1997	Class 2 7/31/2002

6-month return	13.37%	13.22%

Average annual return

1-year	-9.47%	-9.72%

5-year	1.29%	1.03%

10-year	1.04%	0.86%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA Omega Fund Class 1 shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of June 30, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$1,133.70	$4.02
Class 2	$1,000.00	$1,132.18	$5.34
Hypothetical (5% return before expenses)
Class 1	$1,000.00	$1,021.03	$3.81
Class 2	$1,000.00	$1,019.79	$5.06

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.76% for Class 1 and 1.01% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS 1	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$14.43	$19.82	$17.80	$16.79	$16.20	$15.11

Income from investment operations
Net investment income (loss)	0.11	0.23	0.08	0.05	(0.01)	0.03
Net realized and unrealized gains or losses on investments	1.77	(5.62)	2.05	0.96	0.63	1.06

Total from investment operations	1.88	(5.39)	2.13	1.01	0.62	1.09

Distributions to shareholders from
Net investment income	(0.23)	0	(0.11)	0	(0.03)	0

Net asset value, end of period	$16.08	$14.43	$19.82	$17.80	$16.79	$16.20

Total return[1]	13.37%	(27.19)%	11.96%	6.02%	3.85%	7.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$42,099	$35,952	$67,773	$78,068	$94,372	$119,438
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.76%[2]	0.72%	0.71%	0.70%	0.71%	0.68%
Expenses excluding waivers/reimbursements and expense reductions	0.76%[2]	0.72%	0.71%	0.70%	0.71%	0.68%
Net investment income (loss)	1.53%[2]	1.11%	0.32%	0.26%	(0.09)%	0.18%
Portfolio turnover rate	20%	46%	31%	126%	124%	169%

1	Total return does not reflect charges attributable to your insurance company’s separate account.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS 2	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$14.25	$19.63	$17.62	$16.67	$16.10	$15.05

Income from investment operations
Net investment income (loss)	0.10	0.15	0.01	0.01	(0.04)	0.01
Net realized and unrealized gains or losses on investments	1.74	(5.53)	2.05	0.94	0.61	1.04

Total from investment operations	1.84	(5.38)	2.06	0.95	0.57	1.05

Distributions to shareholders from
Net investment income	(0.17)	0	(0.05)	0	0 [1]	0

Net asset value, end of period	$15.92	$14.25	$19.63	$17.62	$16.67	$16.10

Total return[2]	13.22%	(27.41)%	11.74%	5.70%	3.57%	6.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,464	$22,910	$38,137	$37,036	$30,108	$19,662
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.01%[3]	0.97%	0.96%	0.95%	0.96%	0.93%
Expenses excluding waivers/reimbursements and expense reductions	1.01%[3]	0.97%	0.96%	0.95%	0.96%	0.93%
Net investment income (loss)	1.28%[3]	0.86%	0.07%	0.02%	(0.32)%	0.04%
Portfolio turnover rate	20%	46%	31%	126%	124%	169%

1	Amount represents less than $0.005 per share.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS 98.8%
CONSUMER DISCRETIONARY 18.1%
Hotels, Restaurants & Leisure 0.4%
Carnival Corp.	9,606	$247,547

Internet & Catalog Retail 11.1%
Amazon.com, Inc. *	50,087	4,190,278
Blue Nile, Inc. *	72,001	3,095,323

		7,285,601

Media 1.9%
Omnicom Group, Inc.	40,314	1,273,116

Multiline Retail 0.9%
Target Corp.	14,409	568,723

Specialty Retail 0.9%
Home Depot, Inc.	24,079	568,987

Textiles, Apparel & Luxury Goods 2.9%
Timberland Co., Class A *	143,800	1,908,226

CONSUMER STAPLES 4.6%
Beverages 0.9%
Coca-Cola Co.	11,590	556,204

Food Products 1.4%
McCormick & Co., Inc.	28,224	918,127

Household Products 2.3%
Clorox Co.	19,265	1,075,565
Procter & Gamble Co.	8,954	457,549

		1,533,114

ENERGY 6.5%
Energy Equipment & Services 3.5%
Schlumberger, Ltd.	26,400	1,428,504
Weatherford International, Ltd. *	42,653	834,293

		2,262,797

Oil, Gas & Consumable Fuels 3.0%
Chevron Corp.	17,434	1,155,002
ConocoPhillips	19,502	820,254

		1,975,256

FINANCIALS 16.5%
Capital Markets 6.6%
Legg Mason, Inc.	88,482	2,157,191
SEI Investments Co.	121,200	2,186,448

		4,343,639

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 7.0%
American Express Co.	47,600	$1,106,224
Visa, Inc., Class A	55,529	3,457,236

		4,563,460

Diversified Financial Services 2.0%
MSCI, Inc., Class A *	54,000	1,319,760

Insurance 0.9%
Marsh & McLennan Cos.	29,581	595,465

HEALTH CARE 16.5%
Biotechnology 6.1%
Amgen, Inc. *	28,046	1,484,755
Biogen Idec, Inc. *	55,584	2,509,618

		3,994,373

Health Care Equipment & Supplies 2.6%
Medtronic, Inc.	25,239	880,589
Zimmer Holdings, Inc. *	19,294	821,924

		1,702,513

Health Care Providers & Services 1.7%
WellPoint, Inc. *	21,962	1,117,646

Pharmaceuticals 6.1%
Bristol-Myers Squibb Co.	41,034	833,401
Merck & Co., Inc.	37,061	1,036,226
Novartis AG, ADR	52,598	2,145,472

		4,015,099

INDUSTRIALS 6.3%
Air Freight & Logistics 6.3%
Expeditors International of Washington, Inc.	90,300	3,010,602
United Parcel Service, Inc., Class B	23,000	1,149,770

		4,160,372

Industrial Conglomerates 0.0%
Tyco International, Ltd.	269	6,989

INFORMATION TECHNOLOGY 30.3%
Communications Equipment 5.4%
Cisco Systems, Inc. *	70,667	1,317,233
QUALCOMM, Inc.	48,244	2,180,629

		3,497,862

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 7.5%
Bankrate, Inc. ρ *	58,483	$1,476,111
Google, Inc., Class A *	8,143	3,433,007

		4,909,118

IT Services 1.1%
Automatic Data Processing, Inc.	20,626	730,985

Semiconductors & Semiconductor Equipment 6.0%
Altera Corp.	180,069	2,931,523
Linear Technology Corp.	42,751	998,236

		3,929,759

Software 10.3%
FactSet Research Systems, Inc.	49,162	2,451,709
Microsoft Corp.	52,617	1,250,706
Oracle Corp. *	143,454	3,072,785

		6,775,200

Total Common Stocks (cost $69,116,583)		64,759,938

SHORT-TERM INVESTMENTS 3.4%
MUTUAL FUND SHARES 3.4%
BGI Prime Money Market Fund, Premium Shares, 0.24% q ρρ	94	94
BlackRock Liquidity TempFund, Institutional Class, 0.45% q ρρ	275,530	275,530
Evergreen Institutional Money Market Fund, Class I, 0.25% q ρρ ø	1,187,866	1,187,866
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.07% q ø	755,012	755,012
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.28% q ρρ	54,479	54,479

Total Short-Term Investments (cost $2,272,981)		2,272,981

Total Investments (cost $71,389,564) 102.2%		67,032,919
Other Assets and Liabilities (2.2%)		(1,471,409)

Net Assets 100.0%		$65,561,510

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

The following table shows the percent of total long-term investments by sector as of June 30, 2009:

Information Technology	30.6%
Consumer Discretionary	18.3%
Financials	16.7%
Health Care	16.7%
Energy	6.5%
Industrials	6.5%
Consumer Staples	4.7%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $69,446,686) including $1,474,016 of securities loaned	$65,090,041
Investments in affiliated issuers, at value (cost $1,942,878)	1,942,878

Total investments	67,032,919
Receivable for securities sold	670,234
Receivable for Fund shares sold	194
Dividends receivable	53,712
Receivable for securities lending income	16,101

Total assets	67,773,160

Liabilities
Payable for securities purchased	576,572
Payable for Fund shares redeemed	114,669
Payable for securities on loan	1,517,969
Advisory fee payable	943
Distribution Plan expenses payable	162
Due to other related parties	266
Accrued expenses and other liabilities	1,069

Total liabilities	2,211,650

Net assets	$65,561,510

Net assets represented by
Paid-in capital	$85,886,906
Undistributed net investment income	424,259
Accumulated net realized losses on investments	(16,393,010)
Net unrealized losses on investments	(4,356,645)

Total net assets	$65,561,510

Net assets consists of
Class 1	$42,098,051
Class 2	23,463,459

Total net assets	$65,561,510

Shares outstanding (unlimited number of shares authorized)
Class 1	2,618,645
Class 2	1,473,914

Net asset value per share
Class 1	$16.08
Class 2	$15.92

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $13,314)	$467,843
Securities lending	209,360
Income from affiliated issuers	1,578

Total investment income	678,781

Expenses
Advisory fee	154,026
Distribution Plan expenses	28,109
Administrative services fee	29,620
Transfer agent fees	254
Trustees’ fees and expenses	460
Printing and postage expenses	15,756
Custodian and accounting fees	8,513
Professional fees	14,900
Interest expense	179
Other	965

Total expenses	252,782
Less: Expense reductions	(11)

Net expenses	252,771

Net investment income	426,010

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(2,589,257)
Net change in unrealized gains or losses on securities in unaffiliated issuers	9,449,415

Net realized and unrealized gains or losses on investments	6,860,158

Net increase in net assets resulting from operations	$7,286,168

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31, 2008

Operations
Net investment income		$426,010		$818,412
Net realized gains or losses on investments		(2,589,257)		164,062
Net change in unrealized gains or losses on investments		9,449,415		(26,373,941)

Net increase (decrease) in net assets resulting from operations		7,286,168		(25,391,467)

Distributions to shareholders from
Net investment income
Class 1		(547,687)		0
Class 2		(269,517)		0

Total distributions to shareholders		(817,204)		0

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	471,509	6,990,980	440,710	7,903,291
Class 2	365,427	5,223,577	389,541	7,081,503

		12,214,557		14,984,794

Net asset value of shares issued in reinvestment of distributions
Class 1	41,840	547,687	0	0
Class 2	20,780	269,517	0	0

		817,204		0

Payment for shares redeemed
Class 1	(385,653)	(5,560,669)	(1,368,937)	(24,059,512)
Class 2	(519,490)	(7,240,074)	(725,506)	(12,582,685)

		(12,800,743)		(36,642,197)

Net increase (decrease) in net assets resulting from capital share transactions		231,018		(21,657,403)

Total increase (decrease) in net assets		6,699,982		(47,048,870)
Net assets
Beginning of period		58,861,528		105,910,398

End of period		$65,561,510		$58,861,528

Undistributed net investment income		$424,259		$815,453

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Omega Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 11, 2009, which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.41% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Omega Fund, increase. For the six months ended June 30, 2009, the advisory fee was equivalent to an annual rate of 0.52% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLAN

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $11,750,329 and $12,161,540, respectively, for the six months ended June 30, 2009.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$64,759,938	$0	$0	$64,759,938
Short-term Investments	2,272,981	0	0	2,272,981

	$67,032,919	$0	$0	$67,032,919

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended June 30, 2009, the Fund loaned securities to certain brokers and earned $209,360, net of $23,194 paid to Wachovia Global Securities Lending as the securities lending agent. At June 30, 2009, the value of securities on loan and the total value of collateral received for securities loaned amounted to $1,474,016 and $1,517,969, respectively.

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $72,199,505. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,774,623 and $10,941,209, respectively, with a net unrealized depreciation of $5,166,586.

As of December 31, 2008, the Fund had $12,534,124 in capital loss carryovers for federal income tax purposes expiring in 2010.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2008, the Fund incurred and elected to defer post-October losses of $1,020,742.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%.

During the six months ended June 30, 2009, the Fund had average borrowings outstanding of $23,524 (on an annualized basis) at an average rate of 0.76% and paid interest of $179.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

21

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$48,847,753
Net assets voted “Against”	$1,476,007
Net assets voted “Abstain”	$1,367,541

22

This page left intentionally blank

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566901 rv6 08/2009

Evergreen VA Special Values Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

August 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA Special Values Fund for the six-month period ended June 30, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April, stocks rallied off their March lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March. International indexes soared for the quarter, as hopes for a “V-shaped” recovery surfaced, particularly in developing regions. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses

2

LETTER TO SHAREHOLDERS continued

and an unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their most recent meeting on June 24, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

In this challenging environment, we continue to emphasize fully diversified strategies, including exposure to international markets, for long-term investors in order to participate in equity market gains while limiting the potential for losses. Periods of economic weakness have previously been accompanied by increases in market volatility, allowing for active managers to typically outperform passive strategies. Therefore, we encourage investors, now as always, to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of June 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

James M. Tringas, CFA, CPA

PERFORMANCE AND RETURNS

Portfolio inception date: 5/1/1998

	Class 1	Class 2
Class inception date	5/1/1998	7/31/2002

6-month return	0.92%	0.81%

Average annual return

1-year	-25.52%	-25.70%

5-year	-1.02%	-1.28%

10-year	5.44%	5.27%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA Special Values Fund Class 1 shares versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of June 30, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	1/1/2009	6/30/2009	During Period*

Actual
Class 1	$1,000.00	$1,009.19	$4.98
Class 2	$1,000.00	$1,008.12	$6.22
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,019.84	$5.01
Class 2	$1,000.00	$1,018.60	$6.26

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class 1 and 1.25% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS 1	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.18	$13.59	$17.33	$16.13	$16.31	$13.78

Income from investment operations
Net investment income (loss)	0.03	0.15	0.22	0.13	0.16	0.16
Net realized and unrealized gains or losses on investments	0.05	(4.41)	(1.51)	3.33	1.59	2.64

Total from investment operations	0.08	(4.26)	(1.29)	3.46	1.75	2.80

Distributions to shareholders from
Net investment income	0 [1]	(0.15)	(0.22)	(0.13)	(0.16)	(0.15)
Net realized gains	0	0	(2.23)	(2.13)	(1.77)	(0.12)

Total distributions to shareholders	0	(0.15)	(2.45)	(2.26)	(1.93)	(0.27)

Net asset value, end of period	$9.26	$9.18	$13.59	$17.33	$16.13	$16.31

Total return[2]	0.92%	(31.31)%	(7.52)%	21.55%	10.76%	20.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$50,385	$52,225	$98,235	$111,236	$83,784	$65,151
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%[3]	0.99%	0.96%	0.95%	0.98%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	1.05%[3]	1.00%	0.96%	0.95%	0.98%	1.05%
Net investment income (loss)	0.76%[3]	1.06%	1.44%	0.86%	1.13%	1.20%
Portfolio turnover rate	17%	52%	55%	55%	44%	34%

1	Amount represents less than $0.005 per share.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS 2	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.16	$13.54	$17.27	$16.09	$16.28	$13.76

Income from investment operations
Net investment income (loss)	0.02	0.11	0.19	0.10	0.14	0.13
Net realized and unrealized gains or losses on investments	0.05	(4.38)	(1.51)	3.29	1.56	2.63

Total from investment operations	0.07	(4.27)	(1.32)	3.39	1.70	2.76

Distributions to shareholders from
Net investment income	0 [1]	(0.11)	(0.18)	(0.08)	(0.12)	(0.12)
Net realized gains	0	0	(2.23)	(2.13)	(1.77)	(0.12)

Total distributions to shareholders	0	(0.11)	(2.41)	(2.21)	(1.89)	(0.24)

Net asset value, end of period	$9.23	$9.16	$13.54	$17.27	$16.09	$16.28

Total return[2]	0.81%	(31.48)%	(7.73)%	21.19%	10.48%	20.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,694	$10,168	$19,130	$22,375	$19,633	$17,162
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.25%[3]	1.24%	1.21%	1.20%	1.23%	1.25%
Expenses excluding waivers/reimbursements and expense reductions	1.30%[3]	1.25%	1.21%	1.20%	1.23%	1.30%
Net investment income (loss)	0.52%[3]	0.81%	1.20%	0.60%	0.88%	0.98%
Portfolio turnover rate	17%	52%	55%	55%	44%	34%

1	Amount represents less than $0.005 per share.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS 96.9%
CONSUMER DISCRETIONARY 10.9%
Auto Components 0.3%
Modine Manufacturing Co.	35,206	$168,989

Diversified Consumer Services 1.2%
Hillenbrand, Inc.	42,000	698,880

Hotels, Restaurants & Leisure 3.2%
DineEquity, Inc. ρ	10,945	341,375
Ruby Tuesday, Inc. *	93,415	622,144
Wendy’s/Arby’s Group, Inc.	241,634	966,536

		1,930,055

Household Durables 2.9%
BLYTH, Inc.	32,525	1,066,495
Cavco Industries, Inc. *	15,971	404,545
Dixie Group, Inc. * +	40,900	119,019
Ethan Allen Interiors, Inc.	8,800	91,168
Furniture Brands International, Inc.	27,800	84,234

		1,765,461

Internet & Catalog Retail 0.3%
HSN, Inc. *	14,140	149,460

Media 0.2%
A. H. Belo Corp., Ser. A	58,900	57,722
Journal Communications, Inc., Class A	79,203	83,163

		140,885

Specialty Retail 2.0%
AnnTaylor Stores Corp. *	16,300	130,074
Christopher & Banks Corp.	27,700	185,867
Genesco, Inc. *	33,300	625,041
Men’s Wearhouse, Inc.	9,600	184,128
Zale Corp. *	20,460	70,382

		1,195,492

Textiles, Apparel & Luxury Goods 0.8%
Delta Apparel Co. *	15,300	105,264
Kenneth Cole Productions, Inc., Class A	40,800	286,824
Maidenform Brands, Inc.	6,700	76,849

		468,937

CONSUMER STAPLES 6.3%
Food & Staples Retailing 2.7%
Casey’s General Stores, Inc.	56,513	1,451,819
Winn-Dixie Stores, Inc.	14,700	184,338

		1,636,157

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.9%
American Italian Pasta Co., Class A *	30,800	$897,512
TreeHouse Foods, Inc. *	9,266	266,583

		1,164,095

Household Products 0.5%
WD-40 Co.	11,200	324,800

Personal Products 0.4%
Prestige Brands Holdings, Inc. *	34,600	212,790

Tobacco 0.8%
Universal Corp.	14,100	466,851

ENERGY 5.4%
Energy Equipment & Services 2.8%
Atwood Oceanics, Inc. *	45,040	1,121,947
Cal Dive International, Inc.	20,200	174,326
Global Industries, Ltd. *	44,500	251,870
WSP Holdings, Ltd., ADR * ρ	23,400	149,760

		1,697,903

Oil, Gas & Consumable Fuels 2.6%
BioFuel Energy Corp. *	38,206	25,216
Mariner Energy, Inc. *	44,946	528,115
Rosetta Resources, Inc. *	19,362	169,418
Stone Energy Corp. *	12,800	94,976
Whiting Petroleum Corp. *	20,540	722,186

		1,539,911

FINANCIALS 25.5%
Capital Markets 3.7%
Deerfield Capital Corp.	13,753	61,338
Investment Technology Group, Inc. *	38,196	778,817
Knight Capital Group, Inc., Class A *	45,900	782,595
Kohlberg Capital Corp.	43,500	274,920
Virtus Investment Partners, Inc.	3,175	46,641
Westwood Holdings Group, Inc. +	6,900	288,489

		2,232,800

Commercial Banks 11.0%
BancorpSouth, Inc.	49,800	1,022,394
BOK Financial Corp. ρ	9,200	346,564
F.N.B. Corp.	13,400	82,946
First Citizens Bancshares, Inc., Class A	19,130	2,556,724
Huntington Bancshares, Inc.	59,000	246,620
IBERIABANK Corp.	15,100	595,091
Pinnacle Financial Partners, Inc.	8,700	115,884

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Sterling Bancshares, Inc.	60,400	$382,332
UMB Financial Corp.	32,600	1,239,126

		6,587,681

Insurance 9.0%
Endurance Specialty Holdings, Ltd.	64,402	1,886,979
IPC Holdings, Ltd.	35,221	962,942
Stewart Information Services Corp.	59,680	850,440
Validus Holdings, Ltd. ρ	9,800	215,404
Willis Group Holdings, Ltd.	59,332	1,526,612

		5,442,377

Thrifts & Mortgage Finance 1.8%
NewAlliance Bancshares, Inc. ρ	91,128	1,047,972
Provident New York Bancorp	2,500	20,300

		1,068,272

HEALTH CARE 2.0%
Health Care Equipment & Supplies 0.7%
CONMED Corp.	6,300	97,776
Hill-Rom Holdings, Inc.	7,600	123,272
ICU Medical, Inc. *	2,400	98,760
Syneron Medical, Ltd. *	10,700	77,254

		397,062

Health Care Providers & Services 0.4%
AMN Healthcare Services, Inc. *	33,500	213,730
Cross Country Healthcare, Inc.	4,300	29,541

		243,271

Life Sciences Tools & Services 0.3%
Cambrex Corp. *	48,797	201,043

Pharmaceuticals 0.6%
Biovail Corp.	15,800	212,510
King Pharmaceuticals, Inc.	13,800	132,894

		345,404

INDUSTRIALS 15.8%
Aerospace & Defense 0.1%
GenCorp, Inc. *	45,048	86,042

Air Freight & Logistics 0.1%
UTi Worldwide, Inc. *	7,600	86,640

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 1.4%
Apogee Enterprises, Inc.	4,800	$59,040
Quanex Building Products Corp.	67,238	754,410

		813,450

Commercial Services & Supplies 3.1%
ACCO Brands Corp. *	77,278	217,924
Courier Corp.	22,954	350,278
Ennis, Inc.	8,700	108,402
Viad Corp.	69,909	1,203,833

		1,880,437

Electrical Equipment 1.7%
Belden, Inc.	40,420	675,014
Franklin Electric Co., Inc.	12,600	326,592

		1,001,606

Industrial Conglomerates 0.1%
Tredegar Corp.	4,500	59,940

Machinery 5.0%
Circor International, Inc.	7,200	169,992
EnPro Industries, Inc. *	4,550	81,945
Kadant, Inc. * +	58,220	657,304
Mueller Industries, Inc.	100,804	2,096,723

		3,005,964

Professional Services 2.9%
Heidrick & Struggles International, Inc.	42,341	772,723
Korn/Ferry International *	46,382	493,505
Monster Worldwide, Inc. *	38,100	449,961

		1,716,189

Road & Rail 1.4%
Arkansas Best Corp.	32,794	864,122

INFORMATION TECHNOLOGY 20.3%
Communications Equipment 3.1%
Avocent Corp. *	10,300	143,788
Ciena Corp. * ρ	33,210	343,723
CommScope, Inc. *	29,500	774,670
Harris Stratex Networks, Inc., Class A	27,000	174,960
NETGEAR, Inc. *	20,100	289,641
Sycamore Networks, Inc. *	42,000	131,460

		1,858,242

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 4.1%
Adaptec, Inc. *	190,100	$503,765
Electronics for Imaging, Inc. *	49,800	530,868
Imation Corp.	136,336	1,037,517
Quantum Corp. *	442,972	367,667

		2,439,817

Electronic Equipment, Instruments & Components 3.3%
AVX Corp.	44,000	436,920
Benchmark Electronics, Inc. *	18,700	269,280
Celestica, Inc. *	13,200	90,024
Coherent, Inc. *	18,200	376,376
Orbotech, Ltd. *	54,900	474,885
Rogers Corp. *	2,900	58,667
Technitrol, Inc.	44,600	288,562

		1,994,714

Internet Software & Services 2.3%
EarthLink, Inc.	26,100	193,401
IAC/InterActiveCorp. *	75,350	1,209,368

		1,402,769

Semiconductors & Semiconductor Equipment 4.9%
ANADIGICS, Inc. *	27,600	115,644
ATMI, Inc. *	32,500	504,725
Cabot Microelectronics Corp. *	16,800	475,272
DSP Group, Inc. *	48,724	329,374
Exar Corp. *	77,025	553,810
Lattice Semiconductor Corp. *	222,439	418,185
Standard Microsystems Corp. *	18,840	385,278
Trident Microsystems, Inc. *	37,700	65,598
Zoran Corp. *	6,600	71,940

		2,919,826

Software 2.6%
Borland Software Corp. *	196,599	253,613
Corel Corp. * +	57,279	122,577
Kenexa Corp. *	13,300	153,881
Lawson Software, Inc. *	62,200	347,076
Mentor Graphics Corp. *	28,400	155,348
Novell, Inc. *	124,300	563,079

		1,595,574

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 5.7%
Chemicals 2.0%
A. Schulman, Inc. *	33,590	$507,545
American Pacific Corp. * +	22,200	141,414
Arch Chemicals, Inc.	5,644	138,786
Innospec, Inc.	21,702	233,296
Minerals Technologies, Inc.	5,000	180,100

		1,201,141

Paper & Forest Products 3.7%
Clearwater Paper Corp. *	4,800	121,392
Glatfelter	41,103	365,817
Neenah Paper, Inc.	61,785	544,326
Schweitzer-Mauduit International, Inc.	43,211	1,175,771

		2,207,306

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Premiere Global Services, Inc.	4,100	44,444

UTILITIES 4.9%
Electric Utilities 4.3%
Allete, Inc. ρ	59,876	1,721,435
El Paso Electric Co. *	61,200	854,352

		2,575,787

Gas Utilities 0.6%
Atmos Energy Corp.	13,800	345,552

Total Common Stocks (cost $81,060,729)		58,178,138

SHORT-TERM INVESTMENTS 6.5%
MUTUAL FUND SHARES 6.5%
BGI Prime Money Market Fund, Premium Shares, 0.24% q ρρ	124	124
BlackRock Liquidity TempFund, Institutional Class, 0.45% q ρρ	365,271	365,271
Evergreen Institutional Money Market Fund, Class I, 0.25% q ø ρρ	3,478,758	3,478,758
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.28% q ρρ	72,222	72,222

Total Short-Term Investments (cost $3,916,375)		3,916,375

Total Investments (cost $84,977,104) 103.4%		62,094,513
Other Assets and Liabilities (3.4%)		(2,015,702)

Net Assets 100.0%		$60,078,811

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long term investments by sector as of June 30, 2009:

Financials	26.3%
Information Technology	21.0%
Industrials	16.4%
Consumer Discretionary	11.2%
Consumer Staples	6.5%
Materials	5.9%
Energy	5.6%
Utilities	5.0%
Health Care	2.0%
Telecommunication Services	0.1%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $81,498,346) including $1,921,815 of securities loaned	$58,615,755
Investments in affiliated issuers, at value (cost $3,478,758)	3,478,758

Total investments	62,094,513
Segregated cash	118
Receivable for securities sold	195,080
Receivable for Fund shares sold	4,351
Dividends receivable	64,517
Receivable for securities lending income	181

Total assets	62,358,760

Liabilities
Payable for securities purchased	207,566
Payable for Fund shares redeemed	52,852
Payable for securities on loan	2,012,367
Advisory fee payable	1,259
Distribution Plan expenses payable	67
Due to other related parties	375
Accrued expenses and other liabilities	5,463

Total liabilities	2,279,949

Net assets	$60,078,811

Net assets represented by
Paid-in capital	$95,732,111
Undistributed net investment income	229,867
Accumulated net realized losses on investments	(13,000,576)
Net unrealized losses on investments	(22,882,591)

Total net assets	$60,078,811

Net assets consists of
Class 1	$50,384,789
Class 2	9,694,022

Total net assets	$60,078,811

Shares outstanding (unlimited number of shares authorized)
Class 1	5,442,398
Class 2	1,050,535

Net asset value per share
Class 1	$9.26
Class 2	$9.23

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $104)	$480,256
Income from affiliated issuers	11,850
Securities lending	3,008

Total investment income	495,114

Expenses
Advisory fee	224,595
Distribution Plan expenses	11,339
Administrative services fee	28,074
Transfer agent fees	166
Trustees’ fees and expenses	832
Printing and postage expenses	17,077
Custodian and accounting fees	7,848
Professional fees	14,994
Other	181

Total expenses	305,106
Less: Expense reductions	(10)
Fee waivers	(13,014)

Net expenses	292,082

Net investment income	203,032

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(5,987,546)
Net change in unrealized gains or losses on securities in unaffiliated issuers	5,859,612

Net realized and unrealized gains or losses on investments	(127,934)

Net increase in net assets resulting from operations	$75,098

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009		Year Ended
	(unaudited)		December 31, 2008

Operations
Net investment income		$203,032		$954,164
Net realized losses on investments		(5,987,546)		(6,731,321)
Net change in unrealized gains or losses on investments		5,859,612		(25,461,394)

Net increase (decrease) in net assets resulting from operations		75,098		(31,238,551)

Distributions to shareholders from
Net investment income
Class 1		(18,813)		(848,889)
Class 2		(3,675)		(127,547)

Total distributions to shareholders		(22,488)		(976,436)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	323,166	2,833,250	549,330	6,591,603
Class 2	11,486	98,254	25,624	301,331

		2,931,504		6,892,934

Net asset value of shares issued in reinvestment of distributions
Class 1	2,617	18,813	95,741	848,889
Class 2	513	3,675	14,298	127,547

		22,488		976,436

Payment for shares redeemed
Class 1	(575,022)	(4,726,496)	(2,181,429)	(26,449,811)
Class 2	(71,814)	(593,513)	(342,063)	(4,177,622)

		(5,320,009)		(30,627,433)

Net decrease in net assets resulting from capital share transactions		(2,366,017)		(22,758,063)

Total decrease in net assets		(2,313,407)		(54,973,050)
Net assets
Beginning of period		62,392,218		117,365,268

End of period		$60,078,811		$62,392,218

Undistributed net investment income		$229,867		$49,323

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Special Values Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 11, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Special Values Fund, increase. For the six months ended June 30, 2009, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2009, EIMC voluntarily waived its advisory fee in the amount of $13,014.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended June 30, 2009, the Fund paid brokerage commissions of $1,330 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. DISTRIBUTION PLAN

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $9,345,701 and $10,292,787, respectively, for the six months ended June 30, 2009.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009 the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$58,178,138	$0	$0	$58,178,138
Short-term Investments	3,916,375	0	0	3,916,375

	$62,094,513	$0	$0	$62,094,513

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended June 30, 2009, the Fund loaned securities to certain brokers and earned $3,008, net of $353 paid to Wachovia Global Securities Lending as the securities lending agent. At June 30, 2009, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted $1,921,815 and $2,012,367, respectively.

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $86,202,167. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,517,559 and $26,625,213, respectively, with a net unrealized depreciation of $24,107,654.

As of December 31, 2008, the Fund had $2,111,212 in capital loss carryovers for federal income tax purposes expiring in 2016. For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2008, the Fund incurred and elected to defer post-October losses of $3,590,712.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2009, the Fund did not participate in the interfund lending program.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended June, 30, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain nonagency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

24

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$45,085,497
Net assets voted “Against”	$1,635,252
Net assets voted “Abstain”	$3,158,479

25

This page left intentionally blank

26

This page left intentionally blank

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566890 rv6 08/2009

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: August 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: August 14, 2009

By:	/s/ Jeremy DePalma

Jeremy DePalma Principal Financial Officer

Date: August 14, 2009